As filed with the Securities and Exchange Commission on October 28, 2011
File Nos. 333-68270 and 811-10475

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	32	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	33	[	X	]

COUNTRY MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1705 N. Towanda Avenue,
Bloomington, Illinois 61701
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (309) 557-2629

Virginia Eves, Esq.
Office of the General Counsel
1701 Towanda Ave.
Bloomington, Illinois 61701
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On October 28, 2011 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:
This post-effective amendment No. 32 to the Registration Statement of Country Mutual Funds Trust (the “Trust”) is being filed for the purpose of updating annual financial information.

PROSPECTUS

October 28, 2011

COUNTRY GROWTH FUND
Class A - CGRAX
Class Y - CTYGX

COUNTRY BOND FUND
Class A - CTLAX
Class Y - CTYLX

Please contact COUNTRY Fund Management, a department of COUNTRY Trust Bank®, the Funds’ investment adviser, if you have any questions about any of the COUNTRY Funds.  See back cover for telephone numbers. Please keep this Prospectus with your investment records.

An investment in the Funds is not a deposit of COUNTRY Trust Bank® and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of the Comptroller of the Currency or any other government agency.   The Funds may invest in securities issued by government-sponsored entities.  Although the issuer may be chartered by Acts of Congress, investments in securities issued by government-sponsored entities are neither insured nor guaranteed by the United States Treasury.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus - Table of Contents

Summary Section

Growth Fund

Investment Objectives
The Growth Fund (the “Fund”) seeks growth of capital and dividend income, if any, will be incidental to this objective.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Class A Shares of the COUNTRY Mutual Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Description of Classes” on page 22 of the Fund’s prospectus.

Shareholder Fees
(fees paid directly from your investment):
	Class A	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fees	None	None
Exchange Fee (by telephone)	$5	$5

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Y
Management Fees	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees	0.07%	0.07%
Shareholder Servicing Fee	0.00%	0.00%
Other Expenses	0.37%	0.37%
Total Annual Fund Operating Expenses	1.19%	1.19%
Fee Waiver/Expense Reimbursement(2)	-0.01%	-0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.18%	1.18%
(1)
You pay a deferred sales charge of up to 1.00% on certain redemptions of Class A shares made within 18 months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

(2)	The Custodian has contractually agreed to waive all custody fees through October 31, 2012.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the fee waiver in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 Year	3 Years	5 Years	10 Years
Growth Fund	Class A	$664	$906	$1,167	$1,913
	Class Y	$120	$377	$653	$1,442

Prospectus - Table of Contents

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.45% of the average value of its portfolio.

Principal Investment Strategy
Under normal conditions, the Fund invests at least 80% of its assets in common stocks of well-established, large-capitalization companies (which generally have $5 billion of market value or more) that are determined to have above average long-term growth potential.  In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings.  Other considerations in stock selection include opportunities for growth in sales, revenues, and cash flow, manageability of debt levels and capital structure, corporate profitability, and competitive position relative to other companies.  Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio.  This is a growth-oriented strategy.  Current income is not a significant factor in stock selection.

The Fund may invest up to 20% of its assets in fixed-income securities of any maturity when the portfolio managers believe the risk/reward characteristics of such issues warrant such action.  The fixed-income securities will be rated at the time of purchase within the four highest grades assigned by independent ratings agencies or in non-rated equivalents.

The Fund may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or in order to implement its investment policy.

Principal Risks
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

•	stock market risk, or the risk that the price of securities held by the Fund will fall due to various conditions or circumstances which may be unpredictable;

•	the success of the Fund’s investments depends on the portfolio managers’ skill in assessing the potential of the securities they buy;

•	the value of any fixed-income security held by the Fund is likely to decline when interest rates rise;

•	credit risk, or the risk that issuers’ credit ratings may be lowered or may not make interest and principal payments on time or in full;

•	foreign securities carry additional risks, including currency, natural event and political risks.

Non-Insured:  An investment in the Fund is not a deposit of COUNTRY Trust Bank®, of which the Adviser is a department, and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of the Comptroller of the Currency or any other government agency.

Suitability
The Fund may be a suitable investment for you if you:

•	have a long-term investment horizon such as investing for retirement or other future goals

•	can accept the risks of investing in a portfolio of common stocks

Prospectus - Table of Contents

•	desire a fund that uses a growth-oriented strategy

•	can tolerate performance which varies from year to year

The Fund may not be suitable for you if you find it difficult to deal with an investment that may go up and down in value.

Bar Chart and Performance Table
The following bar chart provides some indication of the risks of investing in the Fund’s Class Y shares (the class of shares with the longest period of annual returns) by showing changes in the Fund’s performance from year to year.  The bar chart includes the effects of the Fund’s expenses, but not sales charges.  If sales charges were included the returns would be lower.  Class A shares would have substantially similar annual returns because both classes of shares are invested in the same portfolio of securities.  Annual returns would differ only to the extent that the classes do not have the same expenses.  Unlike the bar chart, the performance table includes the effects of sales charges.  The performance table shows how the Fund’s average annual returns compare with those of a broad measure of market performance, and includes an additional peer average which consists of funds with similar investment objectives (please refer to the section entitled “Index and Peer Average Descriptions” in the Prospectus for more information).  Both the bar chart and table assume reinvestment of dividends and distributions.  As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.  Updated performance information is available on the Fund's website at www.countryfinancial.com or by calling the Fund toll-free at 1-800-245-2100.

Annual Total Returns
As of 12/31 each year (Class Y)

During the period reflected in the bar chart, for Class Y, the highest return for a quarter was 14.59% for the quarter ended September 30, 2009 and the lowest return for a quarter was -19.52% for the quarter ended December 31, 2008.  The year-to-date total return as of September 30, 2011 was -7.04%.

Prospectus - Table of Contents

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2010)
Growth Fund	1 Year	5 Years	10 Years	Since Class A Inception (3/1/2002)
Class Y Shares
Return Before Taxes	14.39%	2.69%	2.01%	N/A
Return After Taxes on Distributions	14.04%	2.06%	1.57%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	9.78%	2.28%	1.67%	N/A
Class A Shares
Return Before Taxes	8.06%	1.53%	N/A	2.56
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	3.20%
Lipper Large Cap Core Funds Average (reflects no deduction for taxes)	12.94%	1.93%	1.34%	3.03%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, which results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  The Fund’s performance presented in the table reflects the effects of the maximum applicable sales charge and the Fund’s operating expenses.  After-tax returns are shown only for the Fund’s Class Y shares and after-tax returns for Class A shares will vary.

Management

Investment Adviser
COUNTRY Fund Management, a Department of COUNTRY Trust Bank®, serves as the investment adviser to the Fund (the “Adviser”)

Portfolio Managers
All of the investment decisions by the Adviser for the Fund are made by a team of four investment professionals led by John D. Enlund.  John Enlund has managed the Fund since 2003 and is Director – Equity Investments.  Derek Vogler has been a portfolio manager for the Fund since 2003 and serves as Vice President – Wealth Management. Gregory Winn has been a portfolio manager for the Fund since 2004.  Mike Ruesy has been a portfolio manager for the Fund since 2006.

Purchase and Sale of Fund Shares

Investors may purchase, exchange or redeem Fund shares by mail (Country Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by telephone at 1-800-245-2100, or by wire.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the COUNTRY Funds is $1,000 for non-retirement accounts and $500 for retirement accounts including IRAs, Coverdell Savings Accounts, and UGMA/UTMA accounts.  Subsequent investments in the Fund may be made with a minimum investment of $25 for IRAs, Coverdell Savings Accounts, and UGMA/UTMA accounts, $100 for all other accounts, and $1,000 for all accounts if done by wire.

Prospectus - Table of Contents

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson, financial advisor or visit your financial intermediary’s website for more information.

Prospectus - Table of Contents

Bond Fund

Investment Objectives
The Bond Fund (the “Fund”) seeks maximum total return consistent with preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Class A Shares of the COUNTRY Mutual Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Description of Classes” on page 22 of the Fund’s prospectus.

Shareholder Fees
(fees paid directly from your investment):
	Class A	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fees	None	None
Exchange Fee (by telephone)	$5	$5

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
	Class A	Class Y
Management Fees	0.50%	0.50%
Distribution and/or Service (Rule 12b-1) Fees	0.02%	0.02%
Shareholder Servicing Fee	0.00%	0.00%
Other Expenses(2)	0.37%	0.37%
Total Annual Fund Operating Expenses	0.89%	0.89%
Fee Waiver/Expense Reimbursement(3)	-0.03%	-0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.86%	0.86%
(1)
You pay a deferred sales charge of up to 1.00% on certain redemptions of Class A shares made within 18 months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

(2)	“Other Expenses” includes Acquired Fund Fees and Expenses (“AFFE”), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds.
(3)
The Adviser and Custodian have contractually agreed to waive fees and reimburse other Fund expenses until October 31, 2012, so that all custody fees are waived for the Fund and so that total annualized operating expenses do not exceed 0.85% of average daily net assets for the Class A shares of the Fund and 0.85% of average daily net assets for the Class Y shares of the Fund.  The fee waiver and expense reimbursement does not apply to acquired funds fees and expenses and may be terminated at any time after October 31, 2012 at the discretion of the service providers.  Please note that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not correlate to the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as AFFE.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the fee waiver in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 Year	3 Years	5 Years	10 Years
Bond Fund	Class A	$509	$694	$894	$1,472
	Class Y	$88	$281	$490	$1,093

Prospectus - Table of Contents

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.86% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the Fund invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and maintains a market value weighted average maturity of more than five years.  Under normal conditions, the Fund invests at least 80% of assets in the following:

•	debt obligations of corporations which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

•	securities issued by the U.S. Government or its agencies or instrumentalities

•
obligations of international agencies and U.S. dollar denominated foreign debt securities which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

At least 80% of the value of the Fund’s net assets will be invested in bonds (U.S. Government, corporate and convertible issues).  The Fund may invest up to 20% of its net assets in corporate bonds which are rated below the top three rating categories.  On occasion, up to 20% of the Fund’s net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies.  The Fund may invest up to 10% of its assets in securities of foreign issuers.  The Fund may also invest in zero coupon U.S. Government securities.

In managing its portfolio, the portfolio manager attempts to balance sensitivity to interest rate movements with the potential for yields.  The Fund invests in securities of longer-term maturities in order to obtain higher yields.  Securities with longer maturities, however, tend to be more sensitive to interest rate changes.

The Fund may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or in order to implement its investment policy.

Principal Risks
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

•
risk that the value of the securities the Fund holds will fall as a result of changes in interest rates, an issuer’s actual or perceived creditworthiness or an issuer’s ability to meet its obligations;

•	call risk or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates;

•	the longer the average maturity of the bonds in the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes: if interest rates rise, the value of the bonds will fall;

•	the Fund could lose money if any bonds it owns are downgraded in credit rating or go into default;

•	in some instances, when interest rates fall, mortgage-backed securities may incur prepayments which could adversely affect performance if the Fund is unable to reinvest at the higher interest rates;

•	when interest rates rise, mortgage- and asset-backed securities may extend duration due to lower than projected prepayments which could adversely affect investment returns; and

•	foreign securities risks, including currency, natural event and political risks.

Prospectus - Table of Contents

Non-Insured:  An investment in the Fund is not a deposit of COUNTRY Trust Bank®, of which the Adviser is a department, and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office the Comptroller of the Currency or any other government agency.

Suitability
The Fund may be a suitable investment for you if you seek:

•	a relatively conservative investment for income

•	a bond fund that invests in both corporate and U.S. Government securities

•	a fund to complement a portfolio of more aggressive investments

The Fund may not be a suitable investment for you if you are seeking high growth or maximum income.

Bar Chart and Performance Table
The following bar chart provides some indication of the risks of investing in the Fund’s Class Y shares (the class of shares with the longest period of annual returns) by showing changes in the Fund’s performance from year to year.  The bar chart includes the effects of the Fund’s expenses, but not sales charges.  If sales charges were included the returns would be lower.  Class A shares would have substantially similar annual returns because both classes of shares are invested in the same portfolio of securities.  Annual returns would differ only to the extent that the classes do not have the same expenses.  Unlike the bar chart, the performance table includes the effects of sales charges.  The performance table shows how the Fund’s average annual returns compare with those of a broad measure of market performance, and includes an additional peer average which consists of funds with similar investment objectives (please refer to the section entitled “Index and Peer Average Descriptions” in the Prospectus for more information).  Both the bar chart and table assume reinvestment of dividends and distributions.  As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.  Updated performance information is available on the Fund's website at www.countryfinancial.com or by calling the Fund toll-free at 1-800-245-2100.

Annual Total Returns
As of 12/31 each year (Class Y)

Prospectus - Table of Contents

During the period reflected in the bar chart, for Class Y shares, the highest return for a quarter was 4.43% for the quarter ended September 30, 2009 and the lowest return for a quarter was -2.16% for the quarter ended June 30, 2004.  The year-to-date total return as of September 30, 2011 was 6.24%.

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2010)
Bond Fund	1 Year	5 Years	10 Years	Since Class A Inception (3/1/2002)
Class Y Shares
Return Before Taxes	5.55%	5.70%	5.56%	N/A
Return After Taxes on Distributions	4.28%	4.09%	3.77%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	3.75%	3.94%	3.71%	N/A
Class A Shares
Return Before Taxes	1.09%	4.78%	N/A	4.70%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%	5.50%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deduction for taxes)	7.73%	5.18%	5.34%	5.18%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, which results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  The Fund’s performance presented in the table reflects the effects of the maximum applicable sales charge and the Fund’s operating expenses.  After-tax returns are shown only for the Fund’s Class Y shares and after-tax returns for Class A shares will vary.

Management

Investment Adviser
COUNTRY Fund Management, a Department of COUNTRY Trust Bank®, serves as the investment adviser to the Fund (the “Adviser”)

Portfolio Managers
All of the investment decisions by the Adviser for the Fund are made by a team of four investment professionals led by John Jacobs.  John Jacobs has managed the Fund since 2003.  Mark Burns has been a portfolio manager for the Fund since 2005. Chad Hancock has been a portfolio manager for the Fund since 2006.  Darren Meyer has been a portfolio manager for the Fund since 2006.

Purchase and Sale of Fund Shares

Investors may purchase, exchange or redeem Fund shares by mail (Country Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by telephone at 1-800-245-2100, or by wire.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the COUNTRY Funds is $1,000 for non-retirement accounts and $500 for retirement accounts including IRAs, Coverdell Savings Accounts, and UGMA/UTMA accounts.  Subsequent investments in the Fund may be made with a minimum investment of $25 for IRAs, Coverdell Savings Accounts, and UGMA/UTMA accounts, $100 for all other accounts, and $1,000 for all accounts if done by wire.

Prospectus - Table of Contents

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson, financial advisor or visit your financial intermediary’s website for more information.

Prospectus - Table of Contents

Management of the Funds

COUNTRY Fund Management, a department of COUNTRY Trust Bank®, 1705 Towanda Avenue, Bloomington, Illinois, serves as the investment adviser (“COUNTRY Fund Management” or the “Adviser”) to the Funds and is responsible for the selection and on-going monitoring of the securities in each Fund’s investment portfolio and managing the Funds’ business affairs.  The Adviser is a separately identifiable department of COUNTRY Trust Bank®, 1705 Towanda Avenue, Bloomington, Illinois, 61702.  COUNTRY Trust Bank® was organized as IAA Trust Company in 1970 and reorganized as COUNTRY Trust Bank® in 2000.  The Adviser has no other investment company clients other than the Funds and affiliated series of COUNTRY Mutual Funds Trust. The Adviser received the following management fees for each Fund, net of reimbursements for the fiscal year ended June 30, 2011.

Net Management Fees (% of net assets)
Growth Fund	0.75%
Bond Fund	0.48%

Through an Expense Limitation Agreement, the Adviser has agreed to reduce its fees and reimburse the Bond Fund to the extent its total annualized expenses exceed 0.85% of average daily net assets.  The fee waiver and expense reimbursement does not apply to acquired funds fees and expenses.

A discussion of the Board’s approval of the investment advisory agreement is available in the Funds’ Semi-Annual Report to Shareholders dated December 31, 2010.

Portfolio Managers

Growth Fund

A team of portfolio managers led by John D. Enlund manages the Fund.  Mr. Enlund has managed the Fund since 1999 and received his B.A. from St. Olaf College in 1978, his J.D. from DePaul University in 1981 and earned the right to use the Chartered Financial Analyst designation in 1986.  Mr. Enlund, Director – Equity Investments for the Adviser, manages various trust portfolios for COUNTRY Trust Bank® in addition to his responsibilities with the Growth Fund.  He joined the Adviser in 1999.

Other members of the committee currently include (1) Derek C. Vogler who has performed strategy, research and trading on behalf of this Fund since 1995; (2) Gregory M. Winn who has performed strategy, research and trading on behalf of this Fund since 2004; and (3) Mike Ruesy who has performed strategy, research and trading on behalf of this Fund since 2006.

Derek C. Vogler, a graduate of Illinois State University, received a B.S. in finance in 1993, an M.B.A. in 1995, and earned the right to use the Chartered Financial Analyst designation in 1998.  Mr. Vogler joined the Adviser in 1995, and currently serves as Vice President, Wealth Management.

Gregory M. Winn received a B.A. in Finance from University of Illinois in 1998, an M.B.A. from DePaul University in 2003, and earned the right to use the Chartered Financial Analyst designation in 2003.

Mike Ruesy has a B.B.A. and M.B.A. in Finance from Texas Christian University.  He earned the right to use the Chartered Financial Analyst designation in 2001.  Prior to joining COUNTRY in 2006, Mr. Ruesy was a senior equity analyst at Caterpillar Investment Management, Ltd. from 2003 to 2006, and was a senior equity analyst at A.G. Edwards & Sons, Inc. from 1998 to 2003.

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Bond Fund

A committee led by John M. Jacobs is responsible for the Fund.  Mr. Jacobs has managed the Fund since 1997.  Other members of the committee currently include (1) Mark Burns, who has performed strategy, research and trading on behalf of this Fund since 2005, (2) Chad Hancock, and (3) Darren Meyer, who have performed strategy, research and trading on behalf of this Fund since 2006.

Mr. Jacobs earned a B.S. in business and finance in 1970 from Illinois Wesleyan University.  He is a Chartered Financial Analyst charter holder and has served as a member of the Adviser’s investment committee.  Prior to joining the Adviser in 1975, Mr. Jacobs was an account executive for a leading national brokerage firm.

Mr. Burns, a graduate of Illinois State University received a B.S. in Finance in 1990, an M.B.A. in 1994, and earned the right to use the Chartered Financial Analyst designation in 1998.  Mr. Burns, who serves as an Investment Officer, joined the Adviser in 2005.

Prior to joining COUNTRY in 2006, Mr. Hancock was a portfolio manager at Caterpillar Investment Management, Ltd.  He received his B.S. in Finance from Illinois State University and his M.B.A. (finance concentration) from DePaul University.  Mr. Hancock also holds the right to use the Chartered Financial Analyst designation.

Prior to joining COUNTRY in 2006, Mr. Meyer previously worked for Caterpillar Investment Management, Ltd. as a Senior Investment Analyst.  He received his B.B.A. from Loyola University, Chicago, and his M.B.A. from Butler University.  Mr. Meyer also holds the right to use the Chartered Financial Analyst designation.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).  The SAI is available by contacting the COUNTRY Funds at 1-800-245-2100 or by accessing the Fund’s website at www.countryfinancial.com.

Defensive Investing Policy
The Funds may, from time to time, take temporary defensive positions that are inconsistent with each Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  When a Fund takes a temporary defensive position it may not achieve its investment goals.

Your Investment - Buying Shares

This Prospectus and the related SAI do not constitute an offer to sell or a solicitation of an offer to buy shares in the Funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase or sale would be unlawful under the securities laws of such jurisdiction.  Shares of the Funds have not been registered for sale outside of the United States.  The COUNTRY Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military or FPO addresses.

Purchase Price:  Shares of the Funds are sold at the net asset value (“NAV”) plus applicable sales charge next determined after receipt of the order by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  The NAV for all Funds is calculated at the close of regular trading hours of the New York Stock Exchange, normally 3:00 p.m. Central Time.  Each Fund’s investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in accordance with the Funds’ fair valuation procedures.

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Timing of Requests:  All requests received by the Transfer Agent before 3:00 p.m. Central Time will be executed the same day, based on that day’s closing share price.  Orders received after 3:00 p.m. Central Time will be executed the following day, based on that day’s closing share price.  Shares will not be priced on days when the New York Stock Exchange is closed.

Stock Exchange Closings:  Shares of the Funds will not be priced and are not available for purchase when the New York Stock Exchange is closed for trading including the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fair Value Pricing:  The Funds have implemented procedures which are used to determine the prices of securities held in the Funds’ portfolio, as well as the Funds’ daily NAV.  Generally, if market quotations do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Funds’ Board of Trustees believes accurately reflects fair value.

In the event it is necessary to determine fair value of a particular security, the Funds’ Valuation Committee will undertake the valuation.  The Valuation Committee considers all appropriate factors to determine fair value, which include but are not limited to, (a) fundamental analytical data relating to the investment; (b) the nature and duration of any restrictions on disposition of the securities in question; (c) the forces which influence the market in which those securities are purchased and sold; and (d) the value of other financial instruments, including derivatives, traded on other markets or among dealers.

Overall, there can be no assurance that the Funds can purchase or sell a portfolio security at the price used to calculate the Funds’ NAV.  In the case of portfolio securities, lack of information and uncertainty about the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value.  Fair values generally remain unchanged until new information becomes available.  Consequently, changes in the fair value of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale.  Therefore, if a shareholder purchases or redeems shares in a Fund that holds securities priced at a fair value, this may have the effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

Market Timing: Frequent or short-term purchases and redemptions of Fund shares, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by their shareholders.  In particular, such activity may dilute the value of the shares of the Funds, interfere with the efficient management of the Funds, and increase brokerage and administrative costs of the Funds.  The Funds discourage market timing.  In order to try to protect shareholders from potentially harmful trading activity, the Board has adopted certain market timing policies and procedures (the “Market Timing Procedures”).  The Funds’ Market Timing Procedures are designed to detect and prevent frequent or short-term activity within the Funds that may adversely affect other shareholders.  The Funds’ distributor has entered into written agreements with the Funds’ financial intermediaries or omnibus account holders, under which each intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Fund can enforce its Market Timing Procedures.

More specifically, the Funds’ Market Timing Procedures detect potential market timers by examining the number and/or size of transfers made by shareholders within given periods of time, as well as the number of “round trip” purchases and redemptions or redemptions and purchases into and out of the Funds.  For purposes of applying the parameters used to detect potential market timers, the Funds may aggregate transfers made under multiple accounts owned by the same shareholder.  When determining the existence of market timing, the number and/or size of transfers and number of round trips will be considered on a case-by-case basis.  The Funds also coordinate with omnibus accountholders to identify potential market timers, and will investigate any patterns of trading behavior identified in those accounts that may not have been captured through operation of their Market Timing Procedures.  Currently, the Funds apply these Market Timing Procedures uniformly to all shareholders of the Funds.  However, the Funds reserve the right to vary their Market Timing Procedures from Fund to Fund, and to be more restrictive with regard to certain Funds than others.

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Shareholders seeking to engage in transactions may deploy a variety of strategies to avoid detection.  The Funds’ ability to detect and deter such transfer activity is limited to operational systems and technological limitations.  Furthermore, the ability of the Funds to apply the Market Timing Procedures to shareholders investing through omnibus accountholders is dependent on the receipt of information necessary to identify transactions by the underlying shareholders and the omnibus accountholder’s cooperation in implementing the Market Timing Procedures.  Accordingly, despite the Funds’ best efforts, the Funds cannot guarantee that their Market Timing Procedures will detect every potential market timer, but the Funds seek to apply their Market Timing Procedures consistently to all shareholders.  To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any purchase order (including exchanges) from any shareholder or redeem the shares of any shareholder who the Funds believe has a history of abusive trading or whose trading, in their judgment, has been or may be disruptive to the Funds.  In making this judgment, the Funds may consider trading done in multiple accounts under common ownership or control.

In the Funds’ sole discretion, the Funds may revise their Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term fund activity that may adversely affect other shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers) or redemption fees.

General Information:  The Funds reserve the right to reject any purchase order or suspend the offering of shares of the Funds.  All investments must be in U.S. dollars.  The Funds also reserve the right to vary the initial and subsequent investment minimums, or to waive the minimum investment requirement for any investor.  The Funds will automatically cancel your purchase and charge a $25 fee against your account for any payment returned.  The shareholder will be responsible for any loss sustained by the Fund due to the cancellation of the purchase.  Payment should be made by check drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to COUNTRY Mutual Funds.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts less than $10,000.  The Funds reserve the right to reject U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares of the Funds.  The Funds also reserve the right to reject any second-party check or third-party check for the purchase of shares except checks issued by COUNTRY Trust Bank®, Illinois Agricultural Association, or the COUNTRY® Financial group or any of their affiliates.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

Anti-Money Laundering:  The Funds have established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Funds are required to obtain the following information for all registered owners and all authorized individuals:

•	Full Name
•	Date of Birth
•	Social Security Number
•	Permanent Street Address (P.O. Box only is not acceptable)
•	Corporate accounts require additional documentation

Additional identification verification steps may be taken if the account is considered high risk.  If the Funds do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days (or such other time period as disclosed in the Funds’ Prospectus) if clarifying information/documentation is not received.

Please note that your application will be returned if any information is missing.  If you require additional assistance when completing your application, please contact the Transfer Agent at 1-800-245-2100.

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How to Buy Shares

To Open an Account By Mail
Complete and sign the application.
Mail the application and your check to:

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight express mail may be sent to:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Please make check payable to COUNTRY Mutual Funds.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

Minimum initial investment for the Funds:

$1,000 for non-retirement accounts
$500 for retirement accounts including IRAs, Coverdell Savings Accounts and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) Accounts.

These minimum initial investments will be waived for investments via payroll (commission) deduction for employees of the Illinois Agricultural Association®, the COUNTRY® Financial group and their affiliated companies and insurance agents of COUNTRY Financial.

Initial Investment--By Wire
If you are making an initial investment in the Funds, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application, and related documents as necessary, via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the following instructions:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA Number:  075000022
For credit to:  U.S. Bancorp Fund Services
Account Number:  112-952-137
For further credit to:  (Investor Name, Investor Account Number, Fund Name and Class)

Federal fund purchases will be accepted only on a day on which the Fund and custodian are open for business.  Wired funds must be received prior to 4:00pm Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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By Automatic Investment
In order to participate in the Automatic Monthly Investment Plan, your bank must be a member of the Automated Clearing House System (“ACH”).  If you wish to add the Automatic Investment Plan after your account has initially been opened, call COUNTRY Funds at 1-800-245-2100 to request the form.

Complete and return the form along with any other required materials.

Subsequent investments will be drawn from your bank account and invested into the Fund(s). Minimum additional investment for the Funds: $25 for retirement accounts including IRAs, Coverdell Savings Accounts, and UGMA/UTMA accounts, $100 for all other accounts.

By Exchange
Call COUNTRY Funds at 1-800-245-2100 to request an exchange of shares into another COUNTRY Fund.  There is a $5 fee to exchange shares of Funds via telephone.  Exchanges may be made only on days when the New York Stock Exchange is open.

The minimum exchange amounts for new non-retirement accounts are $1,000 and $500 for retirement and UGMA/UTMA accounts.  Subsequent minimum exchange amounts are $25 for UGMA/UTMA accounts and $100 for all other accounts.

To Add to an Account

By Mail
Fill out an investment slip from a previous confirmation and write your account number on your check.

Mail the slip and your check to:

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight express mail may be sent to:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Please make check payable to the name of the Fund you wish to invest in.

Minimum additional investment for the Funds:

$25 if by mail for retirement accounts and UGMA/UTMA accounts
$100 if by mail for all other accounts
(non-retirement accounts)
$1,000 if by wire for all accounts

By Wire
Before sending your wire, please call 1-800-245-2100 to advise the Transfer Agent of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  The wire must be received by 3:00 p.m. Central Time for same day processing.

Follow the instructions under the section entitled “How to Buy Shares – Initial Investment – By Wire”.  The minimum additional investment made by wire must be for at least $1,000.

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By Exchange
Call COUNTRY Funds at 1-800-245-2100 to request an exchange of shares into another COUNTRY Fund.  There is a $5 fee to exchange shares by telephone.

Telephone Purchases
Investors may purchase additional shares of the Funds, by calling 1-800-245-2100 unless you elected on your application to restrict this privilege.  Telephone orders will be accepted via electronic funds transfer from your bank account through the ACH network.  The minimum amount that you may purchase by telephone is $100 and you must have banking information established on your account prior to making a purchase.  Your shares will be purchased at the net asset value plus any applicable sales charge calculated on the day of your purchase order.

Your Investment - Selling Shares

Timing of Requests: All requests received in good order by the Transfer Agent before 3:00 p.m. Central Time will be executed the same day, at that day’s closing share price.  Requests received after 3:00 p.m. Central Time will be executed the following day, based on that day’s closing share price.

IRA Redemptions:  Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Check Clearing Period:  If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay the payment of redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to 15 days from the purchase date.

Signature Guarantees: For your protection, your signature on a redemption request must be guaranteed by an institution eligible to provide them under federal or state law (such as a bank, savings and loan, or securities broker-dealer) on any redemptions in amounts over $50,000 in value, if you would like the proceeds from the sale payable or sent to any person, address or bank account not on record, when changing ownership of an account, or for redemptions within 30 days of a change of address. The Funds and the Transfer Agent also reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source. Please call COUNTRY Funds at 1-800-245-2100 for information on obtaining a signature guarantee or acceptable signature verification.

How to Sell Shares

To Sell from or Close an Account

By Mail
Write a letter of instruction that includes:

•	the Fund name,
•	your account number,
•	the name(s) in which the account is registered, and
•	the dollar value or number of shares you wish to sell.

Include all signatures, signature guarantee if applicable, and any additional documents that may be required.

Mail your request to:

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

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Overnight express mail may be sent to:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

A check will be mailed to the name(s) and address in which the account is registered.

By Systematic Withdrawal Plan
Call us to request a form to add the SYSTEMATIC WITHDRAWAL PLAN.  Under the plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  In order to participate in the plan, your account balance must be at least $5,000.  There is no minimum payment amount.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  This program may be terminated at any time by the Funds.  You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

A withdrawal under the plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

You should not make systematic withdrawals if you plan to continue investing in the Funds, due to sales charges and tax liabilities.

By Exchange
Call COUNTRY Funds at 1-800-245-2100 to request an exchange of shares into another COUNTRY Fund.  There is a $5 fee for an exchange by telephone.

The minimum exchange amounts for new non-retirement accounts are $1,000 and $500 for retirement and UGMA/UTMA accounts.  Subsequent minimum exchange amounts are $25 for UGMA/UTMA accounts and $100 for all other accounts.

By Telephone
You may buy, sell or exchange shares by telephone unless you elected on your application to restrict this privilege.  If you wish to reinstate this option on an existing account, please call COUNTRY Funds at 1-800-245-2100 to request the appropriate form.  The Funds and their Financial Representatives will not be responsible for any losses that may result from acting on telephone instructions that they reasonably believe to be genuine.  The Funds and their Financial Representatives will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  If you are unable to reach the Funds or their Financial Representatives by telephone, please consider sending written instructions.

Proceeds will normally be sent the next business day.  Investors may have a check sent to the address of record, proceeds may be wired to a shareholder’s bank account of record, or funds may be sent via electronic funds transfer through the ACH network, also to the bank account of record.  Proceeds can also be sent overnight mail for a $15 fee.  Wires must be in amounts of $1,000 or more and are subject to a $15 fee paid by the investor.  Investors do not incur any charge when proceeds are sent via the ACH system.  The Funds reserve the right to limit telephone redemptions to $50,000 per day.

If you request a check, it will be sent to the address in which the account is registered.

Once a telephone transaction has been placed, it cannot be canceled or modified.

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The Funds reserve the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds may limit the amount of redemption proceeds paid in cash.  The Funds may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Funds at the beginning of such period.  A shareholder may incur brokerage costs if the securities received were subsequently sold.

Reinvesting After a Sale
If you sell Class A shares of a COUNTRY Fund, you may reinvest in Class A shares of that Fund or another COUNTRY Fund within 180 days without a sales charge.  To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the Fund directly in writing or notify your investment professional.

Your Investment - Transaction Policies

Execution of Requests:  Each Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday.  Buy and sell requests are executed based on the next price calculated after your request is received in “good order” by the Transfer Agent.  “Good order” means that your purchase includes a completed application or your name, Fund and account number with an acceptable method of payment.  Your redemption request must include your name and account number with all applicable signatures (and signature guarantee if required), and the dollar amount you wish to redeem.

Telephone Requests:  For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the Transfer Agent will take measures to verify the identity of the caller.  If appropriate measures are taken, the Transfer Agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call.  At times of peak activity, it may be difficult to place requests by telephone.

Exchange Privileges:  Class A shareholders may exchange shares between any COUNTRY Fund and another COUNTRY Fund without paying an additional sales charge.  There is a $5 fee for exchanges by telephone.  If the exchange is made by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged.  A Fund may change or cancel exchange policies at any time.  You may realize a capital gain or loss for federal income tax purposes when shares are exchanged.  The Funds have the right to limit exchanges to four times per year.

Accounts with Low Balances:  If your account falls below $500, the Funds reserve the right to either deduct a $50 annual account maintenance fee or close your account and send you the proceeds less any applicable contingent deferred sales charge.  Before taking any action, however, the Funds will send you written notice of the action they intend to take and give you 30 days to re-establish a minimum account balance of $500.

Integrated Voice Response System:  You may obtain access to account information by calling COUNTRY Funds at 1-800-245-2100.  The system provides share price and price change for all the Funds and gives account balances and history and allows sales or exchanges of shares.

Internet Access:  You may obtain access to account information by logging on to the website, www.countryfinancial.com.  The system provides share price and price change for all the Funds and gives account balances and history and allows sales or exchanges of shares.

Unclaimed Property
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state's abandoned property laws.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-245-2100 to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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Description of Classes

Class A Shares
Class A shares of each Fund are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees of up to 0.25% of average daily net assets which are assessed against the shares of the Fund.

If you purchase Class A shares of a Fund you will pay the net asset value next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows:

Growth Fund
Amount of Transaction	Sales Charge as % of Offering Price*	Sales Charge as % of Net Amount Invested
Up To $49,999	5.50%	5.82%
$50,000-$99,999	4.50%	4.71%
$100,000-$249,999	3.50%	3.63%
$250,000-$499,999	2.50%	2.56%
$500,000-$999,999	2.00%	2.04%
$1,000,000 & Above	0%	0%

Bond Fund
Amount of Transaction	Sales Charge as % of Offering Price*	Sales Charge as % of Net Amount Invested
Up To $49,999	4.25%	4.44%
$50,000-$99,999	4.00%	4.17%
$100,000-$249,999	3.50%	3.63%
$250,000-$499,999	2.50%	2.56%
$500,000-$999,999	2.00%	2.04%
$1,000,000 & Above	0%	0%
*Offering price includes the front-end sales load.

The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

Reducing Your Sales Charge
You may be able to reduce the sales charge on Class A shares of the COUNTRY Funds based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

•	Your current investment in the Funds, and

•	Previous investments you and members of your primary household group have made in the Funds, provided your investment was subject to a sales charge.

Your primary household group consists of you, your spouse and children under age 21 living at home.

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Eligible Accounts

The following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on such purchases:

•	Individual or joint accounts held in your name;

•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary; and

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation.

The following accounts are not eligible to be included in determining if the sales charge is reduced:

•	Investments in Class Y shares.

Valuation of Accounts

You will qualify for a lower sales charge on your purchases of COUNTRY Funds Class A shares when your new investment together with the current value of your other COUNTRY Funds Class A shares reaches a reduced sales charge level.  The value of your holdings will be based on the Funds’ purchase price including sales charge.

In order for an investor to receive the sales charge reduction on Class A shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.  If you purchase the Funds through different channels, for example, through a COUNTRY Financial Representative, directly from the Transfer Agent and through a third-party broker, and you want to include those assets toward a reduced sales charge, you must inform the Fund in writing about the other accounts when placing your purchase order.  Investing through third parties may involve fees not disclosed in this Prospectus.  When placing your purchase order, you must provide the Fund with your most recent account statement and contact information regarding the other accounts.  You should retain records necessary to substantiate historical costs, in order to verify the valuation of accounts to be aggregated.  A third-party selling agent may require additional information.  Unless you provide the Fund with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

More information regarding breakpoints is available free of charge on our website:  www.countryfinancial.com.  Click on “Mutual Funds – Breakpoints and Sales Load.”

Letter of Intent
By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of COUNTRY Funds.  Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

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For Investment of over $1 Million:  There is no initial sales charge on Class A shares purchases of $1 million or more.  However, your investment professional or financial institution may receive a commission of up to 1.00% on your purchase.  If such a commission is paid, you will be assessed a contingent deferred sales charge (“CDSC”) of up to 1.00% if you sell your shares within 18 months after their purchase, based on the following tiered schedule:

Account Size	CDSC
$1,000,000 - $2,999,999	1.00%
$3,000,000 - $9,999,999	0.50%
$10,000,000 & Above	0.25%

Class A shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and Profit Sharing and Pension plans, which invest $1 million or more.  Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver.  Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Funds’ distributor to perform share distribution services may receive a commission on such sales of the Funds of up to 1.00%.  If such a commission is paid, the plan will be assessed a CDSC of up to 1.00% if it sells the shares within 18 months, using the same tiered schedule described above.  The CDSC for Class A shares will be waived for:

•	Redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.
•	Redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 ½.
•
Redemptions though a systematic withdrawal plan, at a rate of up to 12% a year of your account’s value.  The 12% annual limit will be based on the value of your account on the date the plan is established.

•	Redemptions required as a result of over contribution to an IRA.

This information is also available on our website at www.countryfinancial.com.

Class Y Shares

Class Y and Class A Shares Available at Net Asset Value

Class Y shares are institutional shares that do not require that you pay a sales charge.  However, Class Y shares of any COUNTRY Fund are subject to Rule 12b-1 fees of up to 0.25% of average daily net assets which are assessed against the shares of the Fund.  If you purchase Class Y shares of a Fund, you will pay the net asset value next determined after your order is received.

Class A shares normally require that you pay a sales charge, unless you qualify for a reduction or waiver of the sales charge.  Class A shares are always subject to Rule 12b-1 fees of up to 0.25% of average daily net assets, even if the sales charge has been waived.

The following persons (i) are eligible to invest in Class Y shares; and (ii) qualify for a waiver of the sales charge for Class A shares:

1.
Shareholders of any COUNTRY Fund on or before March 1, 2002, who have continuously owned shares of any COUNTRY Fund since that date.  Shareholders will be deemed to have “continuously owned shares” if they exchange shares of another COUNTRY Fund series or reinvest the proceeds of redemption from another COUNTRY Fund series within 60 days of redemption.  Former shareholders of the COUNTRY Money Market Fund may satisfy these requirements by a continuous investment in the First American Prime Obligations Fund.

2.	Shareholders who purchased Class Y or Class A shares with a waiver of the sales charge since March 1, 2002 and who have continuously owned such shares since.

3.
Full-time employees, agents, employees of agents, retirees and directors (trustees), and members of their families (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons) of the Illinois Agricultural Association®, COUNTRY® Financial,  and their affiliated companies.

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4.	Shareholders investing through accounts at COUNTRY Trust Bank®.

5.	The Illinois Agricultural Association and its affiliates and all Illinois county Farm Bureaus®.

6.
Institutional investors including banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisers, broker-dealers and financial advisers acting for their own accounts or for the accounts of their clients except for self-directed IRAs for which U.S. Bank, National Association, acts as custodian.

Distribution Arrangements

Class A shares are subject to a front-end sales charge.  Class Y shares have no sales charges, either up-front or deferred.  The Funds have adopted a plan under Rule 12b-1.  This plan allows the Class A shares and Class Y shares of both Funds to pay distribution fees for the sale and distribution of its shares.  For instance, fees are paid to persons who sell the Funds’ shares.  From time to time, additional cash compensation may be paid to persons affiliated with COUNTRY Capital Management Company, a registered broker-dealer affiliated with the Adviser, who reach certain sales goals.  Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  The maximum amount which each Fund may pay for Rule 12b-1 plan expenses, on an annual basis, is 0.25% of average net assets.  Quasar Distributors, LLC currently serves as the distributor for the Funds on a best efforts basis.

Distributions and Taxes

Dividend Reinvestment:  You may have your distributions reinvested in the Fund, another COUNTRY Fund, or mailed out by check.  If you do not give the Fund instructions, your distributions will automatically be reinvested in the particular Fund.  There are no fees or sales charges on reinvestments.  You should not have distributions mailed out by check if you participate in the Systematic Withdrawal Plan.

Timing of Distributions: The Funds generally distribute dividends from their net investment income and net capital gains, if any.  The Growth Fund typically pays income dividends semi-annually.  The Bond Fund typically pays monthly dividends.

On the ex-dividend date for a distribution, a Fund’s share price is reduced by the amount of the distribution.  If you buy shares just before the ex-dividend date, in effect, you “buy the dividend.”  You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the Funds’ current net asset value, and to reinvest all subsequent distributions.

Taxes:  As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund in the past has done and intends to do in the future, it pays no federal income tax on the earnings it distributes to shareholders.  Dividends and distributions you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable.  Qualifying distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares.

A portion of any distribution properly designated as a dividend by the Growth Fund may be eligible for the dividends-received deduction in the case of corporate shareholders or as a qualified dividend in the case of individual shareholders, provided that the shareholder also meets certain holding period requirements with respect to their shares.

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The tax status of the distributions for each calendar year will be detailed in your annual tax statement from each Fund.  Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.  An exchange of shares of a Fund for shares of another Fund is a sale of Fund shares for tax purposes.

Backup Withholding:  By law, the Funds must withhold a percentage of your distributions and proceeds if you have not provided correct taxpayer information.

Account Statements:  You will receive an account statement after every transaction that affects your account balance, after any change of name or address of the registered owner, and in all other cases, quarterly.

Index and Peer Average Descriptions

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities.  The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.  The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in securities.  It is not possible to invest directly in an index.

The Lipper Intermediate Investment Grade Debt Funds Average is unmanaged and is based on the average return of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.  It is not possible to invest directly in a peer average.

The Lipper Large Cap Core Funds Average is unmanaged and is based on the average return of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.  It is not possible to invest directly in a peer average.

The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.  It is not possible to invest directly in an index.

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Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  Total return shows how much your investment in the Fund(s) would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.  These figures have been derived from financial statements that have been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report which is available upon request.

Growth Fund

	Years Ended June 30,
	2011	2010	2009	2008	2007
Class Y Shares
Net asset value, beginning of year	$18.08	$16.47	$21.89	$26.38	$24.16

Income from investment operations
Net investment income(1)	0.20	0.15	0.20	0.17	0.21
Net realized and unrealized gains (losses)	5.64	1.57	(5.09)	(2.40)	3.53
Total from investment operations	5.84	1.72	(4.89)	(2.23)	3.74

Less Distributions
Dividends from net investment income	(0.23)	(0.11)	(0.20)	(0.16)	(0.28)
Distributions from capital gains	(0.19)	—	(0.33)	(2.10)	(1.24)
Total distributions	(0.42)	(0.11)	(0.53)	(2.26)	(1.52)

Net asset value, end of year	$23.50	$18.08	$16.47	$21.89	$26.38

Total investment return(2)	32.63%	10.44%	-22.77%	-9.02%	16.22%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$216,340	$162,595	$145,423	$188,863	$204,771
Ratio of expenses to average net assets:
Before expense waiver	1.19%	1.21%	1.23%	1.19%	1.20%
After expense waiver	1.18%	1.19%	1.21%	1.17%	1.19%
Ratio of net investment income to average net assets:
Before expense waiver	0.91%	0.78%	1.15%	0.71%	0.83%
After expense waiver	0.92%	0.80%	1.17%	0.73%	0.84%
Portfolio turnover rate(3)	27.45%	21.57%	26.11%	17.73%	33.17%
(1)	Net investment income per share is calculated using ending balances, after consideration of adjustments for permanent book and tax differences.
(2)	Total investment return does not reflect sales load.
(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Growth Fund

	Years Ended June 30,
	2011	2010	2009	2008	2007
Class A Shares
Net asset value, beginning of year	$18.10	$16.48	$21.91	$26.40	$24.18

Income from investment operations
Net investment income(1)	0.20	0.15	0.20	0.19	0.22
Net realized and unrealized gains (losses)	5.65	1.58	(5.10)	(2.42)	3.52
Total from investment operations	5.85	1.73	(4.90)	(2.23)	3.74

Less Distributions
Dividends from net investment income	(0.23)	(0.11)	(0.20)	(0.16)	(0.28)
Distributions from capital gains	(0.20)	—	(0.33)	(2.10)	(1.24)
Total distributions	(0.43)	(0.11)	(0.53)	(2.26)	(1.52)
Net asset value, end of year	$23.52	$18.10	$16.48	$21.91	$26.40

Total investment return(2)	32.60%	10.49%	-22.79%	-9.02%	16.21%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$19,482	$14,781	$13,112	$17,718	$20,550
Ratio of expenses to average net assets:
Before expense waiver	1.19%	1.21%	1.23%	1.19%	1.20%
After expense waiver	1.18%	1.19%	1.21%	1.17%	1.19%
Ratio of net investment income to average net assets:
Before expense waiver	0.91%	0.78%	1.15%	0.71%	0.83%
After expense waiver	0.92%	0.80%	1.17%	0.73%	0.84%
Portfolio turnover rate(3)	27.45%	21.57%	26.11%	17.73%	33.17%
(1)	Net investment income per share is calculated using ending balances, after consideration of adjustments for permanent book and tax differences.
(2)	Total investment return does not reflect sales load.
(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Bond Fund

	Years Ended June 30,
	2011	2010	2009	2008	2007
Class Y Shares
Net asset value, beginning of year	$10.82	$10.33	$10.12	$9.91	$9.84

Income from investment operations
Net investment income(1)	0.30	0.36	0.44	0.43	0.42
Net realized and unrealized gains	0.01	0.61	0.29	0.21	0.07
Total from investment operations	0.31	0.97	0.73	0.64	0.49

Less Distributions
Dividends from net investment income	(0.31)	(0.36)	(0.43)	(0.43)	(0.42)
Distributions from capital gains	(0.10)	(0.12)	(0.09)	—	(0.00)(2)
Total distributions	(0.41)	(0.48)	(0.52)	(0.43)	(0.42)
Net asset value, end of year	$10.72	$10.82	$10.33	$10.12	$9.91

Total investment return(3)	2.89%	9.66%	7.51%	6.58%	5.08%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$214,752	$208,497	$146,168	$145,405	$131,593
Ratio of expenses to average net assets:
Before expense waiver	0.88%	0.90%	0.95%	0.89%	0.91%
After expense waiver	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	2.76%	3.36%	4.14%	4.18%	4.16%
After expense waiver	2.79%	3.41%	4.24%	4.22%	4.22%
Portfolio turnover rate(4)	22.86%	25.82%	40.72%	50.14%	25.97%
(1)	Net investment income per share is calculated using ending balances, after consideration of adjustments for permanent book and tax differences.
(2)	Amount less than $0.005 per share.
(3)	Total investment return does not reflect sales load.
(4)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Bond Fund

	Years Ended June 30,
	2011	2010	2009	2008	2007
Class A Shares
Net asset value, beginning of year	$10.92	$10.42	$10.20	$9.99	$9.92

Income from investment operations
Net investment income(1)	0.31	0.36	0.44	0.43	0.42
Net realized and unrealized gains	0.01	0.62	0.30	0.21	0.07
Total from investment operations	0.32	0.98	0.74	0.64	0.49

Less Distributions
Dividends from net investment income	(0.31)	(0.36)	(0.43)	(0.43)	(0.42)
Distributions from capital gains	(0.10)	(0.12)	(0.09)	—	(0.00)(2)
Total distributions	(0.41)	(0.48)	(0.52)	(0.43)	(0.42)
Net asset value, end of year	$10.83	$10.92	$10.42	$10.20	$9.99

Total investment return(3)	2.96%	9.67%	7.55%	6.52%	5.15%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$8,360	$8,009	$6,474	$7,411	$6,567
Ratio of expenses to average net assets:
Before expense waiver	0.88%	0.90%	0.95%	0.89%	0.91%
After expense waiver	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	2.76%	3.36%	4.14%	4.18%	4.16%
After expense waiver	2.79%	3.41%	4.24%	4.22%	4.22%
Portfolio turnover rate(4)	22.86%	25.82%	40.72%	50.14%	25.97%
(1)	Net investment income per share is calculated using ending balances, after consideration of adjustments for permanent book and tax differences.
(2)	Amount less than $0.005 per share.
(3)	Total investment return does not reflect sales load.
(4)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Additional Information

Annual/Semi-Annual Report to Shareholders:
Additional information about each Fund’s investments is available in the annual and semi-annual reports to shareholders.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI contains more detailed information on all aspects of the Funds.  It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current annual/semi-annual report or SAI, or to request other information about the Funds or to make shareholder inquiries, please write or call

COUNTRY Mutual Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-800-245-2100

or contact

COUNTRY Trust Bank®
(309) 821-4600

A free copy of the current SAI, annual report and semi-annual report can also be obtained on the Funds’ website at www.countryfinancial.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090 or 800-SEC-0330.  Reports and other information about the Funds are available on the EDGAR Database on the Commission’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.  To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services provided by:

COUNTRY Trust Bank®
1705 Towanda Avenue, P.O. Box 2020
Bloomington, IL 61702
www.countryfinancial.com
SEC file # 811-10475

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STATEMENT OF ADDITIONAL INFORMATION

October 28, 2011

COUNTRY Growth Fund
Class A - CGRAX
Class Y - CTYGX

COUNTRY Bond Fund
Class A - CTLAX
Class Y - CTYLX

Each a series of COUNTRY Mutual Funds Trust

1705 Towanda Avenue
Bloomington, IL 61702
(309) 821-4600

This Statement of Additional Information is not a prospectus and is intended only to provide additional information regarding the activities and operations of the Funds.  It should be read in conjunction with the Funds’ Prospectus dated October 28, 2011, and is incorporated by reference in its entirety into the Prospectus.  Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.  The Funds’ most recent Annual Report and Semi-Annual Report to Shareholders are separate documents that are incorporated by reference in this Statement of Additional Information.  The Prospectus, Annual Report and Semi-Annual Report may be obtained without charge from COUNTRY Fund Management, a Department of COUNTRY Trust Bank®, 1705 Towanda Avenue, Bloomington, IL 61702, or by contacting the Funds’ principal underwriter, Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202, (1-800-245-2100).

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CONTENTS

History of the Funds

This Statement of Additional Information (“SAI”) pertains to COUNTRY Mutual Funds Trust, a Delaware statutory trust incorporated August 13, 2001 (the “Trust”).  Effective October 31, 2001, COUNTRY Mutual Funds Trust became the successor in interest to four Maryland corporations, COUNTRY Growth Fund, Inc., COUNTRY Asset Allocation Fund, Inc., COUNTRY Tax Exempt Bond Fund, Inc., and COUNTRY Taxable Fixed Income Series Fund, Inc., through a reorganization approved by shareholders of each of the funds.

Two of the funds of the Trust were acquired by two other funds of the Trust on September 22, 2006 pursuant to a plan of reorganization approved by the shareholders of the acquired funds on September 18, 2006.  COUNTRY Balanced Fund was merged with COUNTRY Growth Fund and COUNTRY Short-Term Bond Fund was merged with COUNTRY Bond Fund.  In addition, two prior funds of the Trust – COUNTRY VP Growth Fund and COUNTRY VP Bond Fund – were liquidated on August 26, 2011.

COUNTRY Mutual Funds Trust now consists of two funds (series), and this SAI pertains to the following funds (each a “Fund,” and collectively, the “Funds”) described herein:

COUNTRY Growth Fund (“Growth Fund”)
COUNTRY Bond Fund (“Bond Fund”)

Each of the Funds issues Class A shares that are subject to a front-end sales load as described in the Prospectus.  Each of the Funds issues Class Y shares that are not subject to a sales load.  Both classes of all Funds have a Distribution Plan under Rule 12b-1.

COUNTRY Fund Management, a department of COUNTRY Trust Bank®, and a federally registered investment adviser, serves as the adviser to the Funds (the “Adviser”).

Classification:
The Funds are classified as open-end, management investment companies.  The Funds are diversified, which means that, with respect to 75% of its total assets, a Fund will not invest more than 5% of its assets in the securities of any single issuer (other than securities issued by the U. S. government or its agencies or instrumentalities or securities of open-end investment companies to the extent permitted by the Investment Company Act of 1940 (“the 1940 Act”)).

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Description of Investments and Risks

The following paragraphs provide a more detailed description of the investment policies and risks of the Funds as described in the Prospectus.  None of these investment policies are fundamental and may be changed by the Board of Trustees of the Trust (“Board”).

Recent Regulatory Events:
The U.S. government, the Federal Reserve, the Treasury, the Commission, the Commodity Futures Trading Commission (“CFTC”), the Federal Deposit Insurance Corporation and other U.S. governmental and regulatory bodies have recently taken, or are considering taking, actions in response to the economic events of the past few years.  These actions include, but are not limited to, the enactment by the United States Congress of the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law on July 21, 2010, which imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, as well as requiring sweeping new regulations by the Commission, the CFTC and other regulators.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these statutes and regulatory measures, the potential impact they could have on securities held by the Funds currently is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds. Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will refrain from taking further legislative or regulatory action.   The effect of any such actions, if taken, cannot be known.

Credit Quality:
The following section describes credit quality ratings applicable to various types of investments of the Funds. Under normal circumstances, the Funds will not purchase investments below these ratings.  However, each Fund may purchase investments which, although not rated, are considered by management to have investment quality comparable to the applicable minimum rating.  In the event a security held by the Fund is downgraded below the minimum rating stated below, the Adviser shall promptly reassess the risks involved and take such actions as it determines are in the best interests of the Fund and its shareholders.

Growth Fund:  When investing in fixed income securities, the Growth Fund’s management intends to invest in those securities which are rated at the time of purchase within the four highest grades assigned by Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, or Baa) or Standard & Poor’s (“S&P”)(AAA, AA, A, or BBB).

Bond Fund:  At least 80% of the Fund’s net assets will consist of obligations of corporations or other entities which, at the time of purchase by the Fund are rated at least “A-” by S&P or “A3” by Moody’s, and of securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.  Up to 20% of the Fund’s net assets may consist of commercial paper of U.S. issuers rated “A-1” or “A-2” by S&P or “P-1” or “P-2” by Moody’s, certificates of deposit, time deposits and bankers’ acceptances, and bonds which are rated in any category lower than “A-” by S&P and “A3” by Moody’s.  When deemed necessary for temporary defensive purposes, the Fund’s investment in commercial paper, certificates of deposit, time deposits and bankers’ acceptances may exceed 20% of its net assets, although the Fund currently does not intend to invest more than 5% of its assets in any one of these types of instruments.  Commercial paper and certificates of deposit could be over 5%.  Under no circumstances will the Fund invest more than 20% of its net assets in corporate bonds which are rated lower than “A-” by S&P and “A3” by Moody’s or are unrated.  Obligations rated “BBB” by S&P and “Baa” by Moody’s are considered investment grade obligations which lack outstanding investment characteristics and may have speculative characteristics as well.

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Description of Investments:
Shareowners should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds.  Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of transaction.  Under normal circumstances, only the Funds indicated will invest in each type of security.

Asset-Backed Securities:
The Bond Fund may invest in asset-backed securities, which are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds. Asset-backed securities also may resemble some types of collateralized mortgage obligations.

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. Also, these securities may be subject to prepayment risk. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Fixed-Income Securities:
Both Funds may invest in fixed-income securities.  Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are affected by changes in interest rates.  In general, bond prices rise when interest rates fall and fall when interest rates rise.  The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.  Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

Foreign Securities:
Since the Growth Fund and up to 10% of the Bond Fund may be invested in securities of foreign issuers, the Funds may be subject to investment risks that are greater in some respects than those incurred by a portfolio which invests only in securities of U.S. domestic issuers.  Such risks include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities.

Forward Commitments and When-Issued Securities:
Both Funds may purchase securities on a forward commitment or when-issued basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the commitment to purchase.  The Funds will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Funds may sell these securities before the settlement date if it is deemed advisable.  To facilitate purchases, equivalent deliverable securities will be pledged for the transactions.  On delivery dates for such purchases, the Funds will meet the purchase obligations from maturities, sales or other securities or from other available sources of cash.  During the time the purchase is outstanding, the contract is marked to market daily and included on the Funds’ Schedule of Investments.  The Funds will not accrue income in respect of a forward commitment or when-issued security prior to its stated delivery date.

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Securities purchased on a forward commitment or when-issued basis and the debt securities in general, are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates.  Securities purchased on a forward commitment or when-issued basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery.  Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.  Purchasing securities on a forward commitment or when-issued basis when the Funds are fully or almost fully invested may result in greater potential fluctuation in the value of the Funds’ net assets and their net asset value per share.

Government Securities:
Both Funds may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities which includes U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance.  Treasury bills have a maturity of one year or less.  Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.  Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities. Government securities may have fixed, floating or variable rates of interest.  Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates.  No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities as it is not obligated to do so by law.  The Funds will invest in such securities only when they are satisfied that the credit risk with respect to the issuer is minimal.

Mortgage-Related Securities:
Both Funds may invest in mortgage-related securities which are collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Government National Mortgage Association and government-related organizations such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities.  Mortgage-related securities are a form of derivative securities.  The mortgage-related securities in which the Fund may invest include those with fixed, floating and variable interest rates and those with interest rates that change based on multiples of changes in interest rates.  Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain mortgage-backed securities are inversely affected by changes in interest rates.  However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.  For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgage and, therefore, it is not possible to predict accurately the security’s return to the Fund.  The Fund also may invest in collateralized mortgage obligations, structures on pools of mortgage pass-through certificates or mortgage loans.  The issuers of collateralized mortgage obligations typically do not have assets other than those pledged to secure separately the obligations.  Holders of these obligations must rely principally on distributions on the underlying mortgage-related securities and other collateral securing the obligations for payments of principal and interest on the obligations.  If the collateral securing the obligations is insufficient to make payments on the obligations, a holder could sustain a loss.  Collateralized mortgage obligations will be purchased only if rated in one of the two highest rating categories by a nationally recognized statistical rating organization such as Moody’s or S&P.

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Municipal Bonds:
The Bond Fund may purchase municipal bonds which are generally debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities.  They are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as: airports, bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works.  Other public purposes for which municipal bonds may be issued include obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.  In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide: privately-operated housing facilities, airports, mass transit, industrial port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity or sewage or solid waste disposal.  Other types of facilities and certain industrial development bonds, the proceeds of which are used for the acquisition, construction, reconstruction or improvement of or to provide equipment for privately-operated industrial or commercial facilities, may qualify as municipal bonds, although current Federal tax laws place substantial limitations on the size of such funds.  Moreover, when an industrial development bond is backed only by the assets and revenue of the non-governmental user, then such non-governmental user is deemed to be the issuer.

The two principal classifications of municipal bonds are “general obligation bonds” and “revenue bonds.”  General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.  The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power.  Tax exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the insurer of such bonds.  There are variations in the security of municipal bonds, both within a particular classification and between classifications.  The Fund’s portfolio may consist of any combination of general obligation bonds, revenue bonds, and industrial revenue bonds, and it can be expected that the ratios of such bonds will vary from time to time.

Yields on municipal bonds are dependent on, among other things, general money market conditions, conditions of the municipal bond market, size of a particular offering, maturity of the obligation, the financial condition of the issuer, and the rating of the issue.  Additionally, the imposition of the Fund’s management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

Although most municipal bonds are exempt from federal income tax, some are not. Taxable municipal bonds include Build America Bonds (BABs); the borrowing costs of BABs are subsidized by the federal government, but BABs are subject to state and federal income tax. BABs were created pursuant to the American Recovery and Reinvestment Act of 2009 (ARRA) to offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets had been through the issuance of tax-free municipal bonds. BABs also include Recovery Zone Economic Development Bonds, which are subsidized more heavily by the federal government than other BABs and are designed to finance certain types of projects in distressed geographic areas.

Under ARRA, an issuer of a BAB is entitled to receive payments from the U.S. Treasury Department over the life of the BAB equal to 35% of the interest paid (or 45% of the interest paid in the case of a Recovery Zone Economic Development Bond). For example, if a state or local government were to issue a BAB at a taxable interest rate of 10% of the par value of the bond, the U.S. Treasury Department would make a payment directly to the issuing government of 35% of that interest (3.5% of the par value of the bond) or 45% of the interest (4.5% of the par value of the bond) in the case of a Recovery Zone Economic Development Bond. Thus, the state or local government’s net borrowing cost would be 6.5% or 5.5%, respectively, on BABs that pay 10% interest. In other cases, holders of a BAB receive a 35% or 45% tax credit, respectively. The BAB program expired on December 31, 2010. BABs outstanding prior to the expiration of the program continue to be eligible for the federal interest rate subsidy or tax credit, which continues for the life of the BABs; however, no bonds issued following expiration of the program would be eligible for federal payment or tax credit. In addition to BABs, the Bond Fund may invest in other municipal bonds that pay taxable interest.

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Repurchase Agreements:
Both Funds may enter into repurchase agreements which are transactions in which the Funds purchase a security (usually a U.S. government obligation) and simultaneously obtain the commitment of the seller to repurchase the security at an agreed upon price on an agreed upon date.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a Fund to earn a return on cash which is only temporarily available.  The Fund’s risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date, but the seller’s obligation is in effect secured by the value of the underlying security.  The Funds will only invest in repurchase agreements of domestic banks maturing in seven days or less and will not invest in repurchase agreements of broker-dealers.

If the seller of a repurchase agreement should default on its obligation to repurchase the securities, a Fund may experience delays or difficulties in exercising its rights upon the securities held as collateral and might incur a loss if the value of the securities should decline.  A Fund also might incur disposition costs in connection with liquidating the securities.  While the Funds acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures offered by the Adviser.

Restricted Securities:
Both Funds will not make any investment in restricted securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended).

Securities of Other Investment Companies:
Both Funds may invest in shares of other investment companies to the extent permitted by the 1940 Act, or any rules and/or exemptive orders issued thereunder.  To the extent the Funds invest in shares of an investment company, they will bear their pro rata share of the other investment company’s expenses, such as investment advisory and distribution fees and operating expenses.  These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Normal and Temporary Defensive Cash Positions:
Both Funds invest a portion of their assets in cash deposits or short-term bank deposits, shares of money market funds and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, or banker’s acceptances.  During periods of unusual economic or market conditions or for temporary defensive purposes, each Fund may increase its investment in cash or related investments.

Zero Coupon Securities:
The Bond Fund may invest in zero coupon U.S. Government securities, which are U.S. Government obligations that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons.  The Fund also may invest in zero coupon securities issued by corporations and financial institutions and by foreign governments where such securities are denominated in U.S. dollars.  A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity.  The amount of the discount fluctuates with the market price of the security.  The market prices of zero coupon securities generally are more volatile than the market price of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

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Investment Restrictions

Fundamental Investment Restrictions
The following investment restrictions are considered fundamental which means that they may only be changed by the vote of a majority of a Fund’s outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such Fund’s outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such Fund’s outstanding shares.

Restrictions Applicable to Both Funds

No Fund will:

•	Borrow money or authorize or issue any class of senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

•
Underwrite or participate in the underwriting of securities of other issuers, except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective.  This restriction shall not limit the Funds’ ability to invest in securities issued by other registered investment companies.

•
Purchase or sell real estate, commodities, or commodity contracts.  However, subject to other investment policies and restrictions, the Funds may invest in securities of companies that deal in real estate or are engaged in the real estate business.  A Fund may hold and sell real estate acquired through default, liquidation or other distribution of an interest in real estate as a result of the Fund’s ownership of securities.

•	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

•
Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or if it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

•
Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:  (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States (tax exempt securities only), or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Non-Fundamental Investment Restrictions
The following restrictions are imposed by the management of the Funds, and may be modified by the Board of Trustees of the Funds without shareholder approval.  All restrictions listed in this Statement of Additional Information other than those listed above as fundamental investment restrictions are non-fundamental.  In addition to other restrictions previously noted,

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Each Fund will not:

•	Invest in companies for purposes of exercising control or management.

•
Buy from or sell portfolio securities to any of its officers, trustees, employees, adviser or underwriter as principals except as otherwise approved by the Board of Trustees and in accordance with Section 17 of the 1940 Act.

•	Purchase securities on margin, effect a short sale of any security, purchase or sell puts, calls, straddles or spreads, or participate in any joint or joint and several trading accounts.

•	Purchase or retain securities of any company if persons affiliated with such Fund or its adviser, as a group, beneficially own more than 1% of the securities of such a company.

•
Invest more than 15% of its net assets in illiquid securities.  A security is illiquid if it cannot be disposed of in seven (7) days at a price approximately equal to the price at which the Fund is valuing the security.

•	Invest in investment companies, except in accordance with the restrictions imposed by the 1940 Act.

The Bond Fund will not:

•	Invest less than 80% of its net assets in bonds.

Portfolio Turnover

The table below indicates each Fund’s portfolio turnover rate for the two most recently completed fiscal years and is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

	Fiscal Year	Fiscal Year
Fund Name	Ended 6/30/11	Ended 6/30/10
Growth Fund	27.45%	21.57%
Bond Fund	22.86%	25.82%

A portfolio turnover rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year.  The amount of brokerage commissions will tend to increase as the level of portfolio activity increases. High portfolio turnover may result in the realization of substantial net capital gains or losses.

Portfolio Holdings Information

The Adviser and the Funds are subject to portfolio holdings disclosure policies that have been approved by the Board of Trustees.  These policies govern the timing and circumstances of disclosure to shareholders and third parties about the portfolio investments which the Funds hold.

Disclosure of the Funds’ complete holdings is required to be made within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
Pursuant to the Funds’ portfolio holdings disclosure policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

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•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information; or the disclosure is made pursuant to the Adviser’s or U.S. Bancorp Fund Services, LLC’s (“USBFS”) disclosure policies and procedures, which currently provide for the delivery of information regarding Fund portfolio holdings to rating and/or ranking organizations including, without limitation, Lipper, Morningstar, Standard & Poor’s, and Bloomberg, which delivery currently occurs between the fifth and the tenth business day of the month following the end of a calendar quarter, provided that disclosure and trading prohibitions are in place;

•
The disclosure is made to internal or affiliated parties involved in the investment process, including, but not limited to, the administration, operations, pricing, proxy voting, custody, accounting, oversight, counsel, or regulation of the Funds;

•
The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public, such as on the Funds’ website; or the disclosure is made with the prior written approval of either the Trust’s Treasurer or its Chief Compliance Officer.

The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.  The portfolio holdings information that may be distributed is limited to the information that the Adviser believes is reasonably necessary in connection with the services to be provided by the service provider receiving the information.  Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s Treasurer or its Chief Compliance Officer, pursuant to the Funds’ policies regarding disclosure of portfolio holdings.

In each instance, a determination is made that such advance disclosure is in the best interest of the Funds’ shareholders and supported by a legitimate business purpose.  The recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

The Funds’ Board will be provided at least annually a list of entities that have received such information, the frequency of such disclosures and the business purposes of the disclosures.

In the event of a conflict between the interests of the Funds and the interests of the Adviser or an affiliated person of the Adviser, the Chief Compliance Officer (“CCO”) of the Adviser, in consultation with the Funds’ Treasurer, shall make a determination in the best interest of the Funds, and shall report such determination to the Adviser’s Board of Directors and to the Funds’ Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

No compensation or other consideration (as contemplated by SEC rules and regulations) is received by the Funds, the Adviser, or any other party in connection with the ongoing arrangements described above.

Management of the Funds

Trustees and Officers of the Funds
The operations of each Fund are under the direction of the Board of Trustees. The Board establishes each Fund’s policies and oversees and reviews the management of each Fund.  The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Funds.  To assist the Trustees and officers in carrying out their duties and responsibilities, the Funds have employed COUNTRY Fund Management, a department of COUNTRY Trust Bank®, as their investment adviser.  The Board reviews the various services provided by the Adviser to ensure that each Fund’s general investment policies and programs are being carried out and administrative services are being provided to the Funds in a satisfactory manner.

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The Trustees and executive officers of the Funds and their principal occupations during the past five years are set forth below.  Trustees are elected or appointed to serve until the next meeting of shareholders or until their successors are elected and qualified.  Officers are elected annually by the Trustees to serve for one year or until the next election of officers of the Trust.  The following table indicates that the Board of Trustees currently consists of six trustees that are not considered to be “interested persons” (as that term is defined in the 1940 Act) (“Independent Trustees”) and two trustees that are considered to be interested persons of the Funds.  All trustees classified by the Funds as “interested trustees” also serve as directors of Illinois Agricultural Association (“IAA”), Illinois Agricultural Holding Co. (“IAHC”), COUNTRY Life Insurance Company (“CLIC”), COUNTRY Mutual Insurance Company (“CMIC”) and COUNTRY Trust Bank® (“CTB”). IAA owns 98.8% of the outstanding voting securities of IAHC.  IAHC owns 99.99% of the outstanding stock of CLIC.  CLIC owns 100% of the outstanding stock of CTB.  Philip T. Nelson serves as a Trustee and as President of CLIC, CTB, IAHC and IAA.

Board of Trustees
Name, Address, and Year of Birth(1)	Position(s) Held with Funds	Term of Office And Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees
William G. Beeler Born: 1939	Trustee	2005-Present	Farm Manager	2	None.
Roger D. Grace Born: 1947	Trustee	2001-Present	Farmer; Secretary, Illini FS, Inc., 1997-Present.	2	Director, Illini FS, Inc., 1990-Present.
Darrel L. Oehler Born: 1947	Trustee	2010-Present	Retired; Partner, Striegel, Knobloch & Co. LLC (accounting firm), 1987-2008; Trustee Bloomington Township Water District, 2000-2008; Treasurer, McLean County Public Building Commission, 2004-2008.	2	Director: Nu-Way Transportation, Inc. 2000-2010.

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Name, Address, and Year of Birth(1)	Position(s) Held with Funds	Term of Office And Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Teresa M. Palmer Born: 1943	Trustee	2011-Present	Retired; Professor, Management & Quantitative Methods, Illinois State University, 1969-2008; Lead Instructor in Human Resource Management, Management Development International Program, Illinois State University, 2006-Present.	2	None.
Carson H. Varner, Jr. Born: 1945	Trustee	2007-Present	Farm Manager, Varner Farms, 1980-Present; Professor of Business Law, College of Business, Illinois State University, 1984-Present.	2	None.
Robert W. Weldon Born: 1934	Trustee & Chairman of the Board	2003-Present 2006-Present	Retired; Farm Manager, Weldon Family Farms, LLLP; Vice President and Trustee: Town of Normal Police Pension Fund Board, 2004-Present.	2	None.
Interested Trustees(2)
Philip T. Nelson Born: 1957	Trustee & President	2003-Present	Farmer; Director and President: Illinois Agricultural Association and Affiliated Companies(3), 2003-Present; Director COUNTRY Trust Bank®(4), 2000-Present; President & Chairman of the Board: COUNTRY Trust Bank®(4), 2003-Present; Chairman of the Board: COUNTRY Capital Management Company, 2003-Present; Director: COUNTRY Capital Management Company, 1999-Present.	2	Director: American Farm Bureau Federation and certain of its affiliated companies, 2004-Present.
Charles M. Cawley Born: 1959	Trustee	2010-Present	Farmer; Director: Illinois Agricultural Association and Affiliated Companies(3), 2004-Present; Director: COUNTRY Trust Bank®(4), 2006-Present.	2	None.
The mailing address for all the Funds’ Officers and Trustees is in care of the COUNTRY Mutual Funds, 1705 Towanda Avenue, Bloomington, Illinois 61702.
(2)
Each of the interested Trustees/nominees either serves or served within the past two (2) years as a Director of the Illinois Agricultural Association (“IAA”), Illinois Agricultural Holding Co. (“IAHC”), COUNTRY Life Insurance Company (“CLIC”), COUNTRY Mutual Insurance Company (“CMIC”), and COUNTRY Trust Bank® (“CTB”).  IAA owns 98.8% of the outstanding voting securities of IAHC.  IAHC owns 99.99% of the outstanding voting securities of CLIC.  CLIC owns 100% of the outstanding voting securities of CTB.  CLIC owns 100% of the outstanding voting securities of COUNTRY Capital Management Company (“CCMC”).

(3)
Affiliated Companies of the Illinois Agricultural Association include without limitation members of the COUNTRY Financial group, including COUNTRY Trust Bank® and COUNTRY Capital Management Company, Illinois Agricultural Holding Co., Illinois Agricultural Service Company, IAA Foundation and other affiliated entities.

(4)	COUNTRY Trust Bank® was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.

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Officers
Name, Address, and Year of Birth (1)	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Richard L. Guebert, Jr. Born: 1951	Vice President	2004-Present	Farmer; Director and Vice President: Illinois Agricultural Association and Affiliated Companies(3), 2003-Present; Vice President: COUNTRY Trust Bank®(4), 2003-Present.
John D. Blackburn Born: 1948	Vice President	2001-Present	Chief Executive Officer: COUNTRY Financial(2), 2001-Present.
Bruce D. Finks Born: 1953	Vice President	1996-Present	Vice President - Investments: COUNTRY Trust Bank®(4), 1995-Present. Director: RiverGlass, Inc., 2007-2011.
Phillip T. Nelson Born: 1957	President	2003-Present
Farmer.  Director and President:  Illinois Agricultural Association and Affiliated Companies(3), 2003-Present; Director: COUNTRY Trust Bank®, 2000-Present; President & Chairman of the Board: COUNTRY Trust Bank®(4), 2003-Present; Director:  American Farm Bureau Federation and certain of its Affiliated Companies, 2004-Present;  Chairman of the Board: COUNTRY Capital Management Company, 2003-Present.  Director: COUNTRY Capital Management Company, 1999-Present.

Peter J. Borowski Born: 1950	Controller	2005-Present	Vice President and Controller: COUNTRY Trust Bank®(4), 2005-Present; Vice President and Corporate Controller: COUNTRY Financial (2), 2003-Present.
Barbara L. Mosson Born: 1952	Chief Compliance Officer Anti-Money Laundering Compliance Officer	2005-Present 2004-Present	Chief Compliance Officer, COUNTRY Trust Bank®(4), 2005-Present.
James M. Jacobs Born: 1966	General Counsel and Secretary	2008-Present
General Counsel and Secretary: Illinois Agricultural Association and Affiliated Companies(3), 2008-Present; Various Attorney Positions: Illinois Agricultural Association and Affiliated Companies, 2005 to 2008; General Counsel and Secretary: COUNTRY Trust Bank®(4), 2008-Present.

Derek C. Vogler Born: 1971	Vice President	2006-Present	Vice President; Investments and Trust Officer: COUNTRY Trust Bank®(4), 2005-Present.

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Name, Address, and Year of Birth (1)	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Alan K. Dodds Born: 1961	Treasurer	2009-Present
Treasurer: COUNTRY Trust Bank®(4), 2009-Present; Vice President-Finance and Treasurer, Illinois Agricultural Association and Affiliated Companies(3), 2009-Present, Finance Director, Flex-N-Gate Automotive Corporation, 2001 to 2009.

Martin L. Angel Born: 1959	Vice President	2011-Present
Director – Business Retirement Services & Trust Officer: COUNTRY Trust Bank®(4), 2010-Present; Director -Corporate Billing: COUNTRY Financial(3), 2008 to 2010; Director -  Underwriting: COUNTRY Financial(3), 2007 to 2008.

Wade V. Harrison Born: 1971	Vice President	2011-Present
Senior Vice President Financial Service Operations and Trust Officer: COUNTRY Trust Bank®(4), January 2011-Present; Senior Vice President Financial Service Operations: COUNTRY Financial (3), January 2011-Present; Senior Vice President Life/Health Operations: COUNTRY Financial (3), 2006 to 2010; Director, Personal Lines Underwriting: COUNTRY Financial (3), 2005 to 2006.

(1)	The mailing address for all of the Funds’ Officers and Trustees is in care of the COUNTRY Mutual Funds, 1705 Towanda Avenue, Bloomington, Illinois, 61702.
(2)
COUNTRY Financial is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank®, CC Services, Inc., and other affiliated companies.

(3)
Affiliated Companies of the Illinois Agricultural Association include without limitation members of the COUNTRY Financial group, including COUNTRY Trust Bank® and COUNTRY Capital Management Company, Illinois Agricultural Holding Co., Illinois Agricultural Service Company, IAA Foundation and other affiliated entities.

(4)	COUNTRY Trust Bank® was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.

Trust Committees
The Funds currently have an Executive Committee, Nominating and Conflicts Committee, Audit Committee and Qualified Legal Compliance Committee.

Executive Committee:  The Executive Committee is currently comprised of Trustees Grace, Nelson and Weldon.  The Executive Committee is empowered to exercise any and all of the powers given to it by the Board of Trustees in the management of the business and affairs of the Funds.  The Executive Committee did not hold any meetings between July 1, 2010 and June 30, 2011.

The Nominating and Conflicts Committee is currently comprised of six (6) Independent Trustees: Trustees Beeler, Grace, Oehler, Palmer, Varner and Weldon.  The function of the Nominating and Conflicts Committee is to nominate for election (or appointment) non-interested Trustees of the Funds and to monitor the Funds for conflicts.  The Nominating and Conflicts Committee met 5 times between July 1, 2010 and June 30, 2011.  The Committee will consider shareholder nominations.  Submissions for recommended candidates from shareholders should be submitted in writing to COUNTRY Mutual Funds Trust, Office of the General Counsel, Secretary, 1701 Towanda Avenue, P.O. Box 2901, Bloomington, IL 61702.  Submissions must include the proposed nominee’s name, age, business, and resident addresses and principal occupation and the number of shares of the Trust owned.  The submission shall also include any material deemed relevant for the review of the proposed nominee along with a signed consent of the proposed nominee verifying his or her willingness to serve as a Trustee if elected.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the Trust not later than 100 days prior to the shareholder meeting at which such nominee would be voted on.

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Audit Committee: The Audit Committee is currently comprised of six (6) Independent Trustees: Trustees Beeler, Grace, Oehler, Palmer, Varner and Weldon.  The functions of the Audit Committee include recommending the independent registered public accounting firm to the Board, monitoring the independent registered public accounting firm’s performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Board.  The Audit Committee met 3 times between July 1, 2010 and June 30, 2011.

The Board of Trustees has a Qualified Legal Compliance Committee (“QLCC”) of six (6) Independent Trustees: Trustees Beeler, Grace, Oehler, Palmer, Varner and Weldon.  The QLCC is responsible for compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by the issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the issuer attorneys).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC did not hold any meetings between July 1, 2010 and June 30, 2011.

Board Leadership Structure
The Board of Trustees is currently comprised of eight (8) Trustees.  Two (2) of the Trustees are interested Trustees and six (6) are Independent Trustees.  Teresa M. Palmer was appointed to serve on the Board of Trustees as an Independent Trustee on April 25, 2011. The Board currently strives to maintain a Board composition of 75% Independent Trustees and 25% interested Trustees.  Robert W. Weldon, an Independent Trustee, serves as Chairman of the Board as well as the Audit Committee Financial Expert.    The Board has determined that the number of Trustees is sufficient given the number of Funds in the complex and the net assets of the Funds.

The Funds currently have four (4) Board Committees.  They are: the Executive Committee, the Nominating and Conflicts Committee, the Audit Committee, and the Qualified Legal Compliance Committee.  To foster open dialogue and full participation among Board members in Board of Trustees’ oversight duties, including risk management oversight, all Independent Trustees serve on the following Committees:  Nominating and Conflicts Committee, Audit Committee, and Qualified Legal Compliance Committee.  The Board further retains an open seat on the Valuation Committee in order that a Trustee may participate in valuation determinations made by the Committee before ratification by the full Board.

All Independent Trustees serve on the Nominating and Conflicts Committee, which, guided by its Nominating and Conflicts Charter and Procedures, selects and nominates candidates for Independent Trustee positions.  Candidates are assessed by their experience, qualifications, attributes, and skills.  The Trustees have determined that the leadership structure of the Board is appropriate given the number of Funds in the complex and the asset classes of the Funds, the net assets of the Trust, the quality of the investment adviser, the investment philosophy of the Funds, and the focused distribution of the Funds.

The Board of Trustees’ role is one of oversight and not day-to-day management of the Funds.  The Board of Trustees’ oversight extends to the Trust’s risk management processes.  Those processes are overseen by the Trust’s officers, including the Vice Presidents, Treasurer, and Chief Compliance Officer, who regularly report to the Board of Trustees on a variety of matters at Board meetings.

The Board of Trustees has appointed the Chief Compliance Officer, who reports directly to the Board and who participates in the Board’s meetings and provides a quarterly compliance report.  In addition, the Chief Compliance Officer presents an annual compliance report to the Board of Trustees outlining any material changes to the compliance policies and procedures of the Funds and how those procedures are designed to mitigate compliance risk.  Further, the Chief Compliance Officer meets with the Independent Trustees at least once a year without management present.  The Chief Compliance Officer and other officers of the Funds report to the Board of Trustees in the event any material risk issues arise between Board meetings.

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The Audit Committee further assists with this oversight function. The Audit Committee of the Funds meets regularly with the independent registered public accountants.  The Qualified Legal Compliance Committee exists to deal with any material compliance issue brought to its attention which has not already been resolved among management of the Funds.  Last, the Independent Trustees meet quarterly without management present in order to facilitate an open and frank dialogue among the Trustees regarding the affairs of the Funds, including the Board’s role of oversight of risk management.

Trustee Qualifications
Below is a brief summary for each Trustee of the Funds, of the specific experience, qualifications, attributes, or skills that led to the Board of Trustees’ conclusion that each individual listed below is qualified to serve as a Trustee for the Funds.  Additional information regarding the Trustees can be found in the “Trustees and Officers of the Funds” section of the Statement of Additional Information.

William G. Beeler.  Mr. Beeler has served as a Trustee of the Trust since 2005.  Mr. Beeler is a farmer and has served in the past on numerous municipal and organizational boards including: McLean County Cooperative Extension, McLean County Zoning Board of Appeals, McLean County Regional Planning Commission, McLean County Livestock Association, and the Environment Committee to Study McLean County into the 21st Century.  Mr. Beeler has previously served as a District Assistant for Congressman Tom Ewing and has also served as State Executive Director, USDA, Farm Service Agency.  Through his experience as a Trustee of the Funds and his employment experience, Mr. Beeler is experienced with financial, accounting, regulatory, and investment matters.

Charles M. Cawley.  Mr. Cawley has served as a Trustee of the Trust since October 2010.  He is a farmer and currently serves as a Director for the Illinois Agricultural Association.  He also serves on the Board of Directors of the insurance and financial services companies comprising COUNTRY Financial, including COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company and COUNTRY Trust Bank®.  Through his employment Mr. Cawley is experienced with financial, accounting, regulatory, and investment matters.

Roger D. Grace.  Mr. Grace has served as a Trustee of the Trust since 2001.  Mr. Grace is a farmer and has served as a Director and as Secretary of Illini FS, an agricultural cooperative providing agricultural inputs to the industry.  Through his experience as a Trustee of the Funds, a director of an agriculture company, and his employment experience, Mr. Grace is experienced with financial, accounting, regulatory, and investment matters.

Philip T. Nelson.  Mr. Nelson has served as a Trustee of the Trust since 2003.  Mr. Nelson is a farmer and currently serves as a Director and as President of the Illinois Agricultural Association.  He also serves as President of the insurance and financial services companies comprising COUNTRY Financial, including COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Life Insurance Company, and COUNTRY Investors Life Assurance Company.  Philip Nelson serves on the Board of Directors and as Chairman of the Board for numerous companies including COUNTRY Capital Management Company and COUNTRY Trust Bank®.  Through his experience as a Trustee of the Funds and his employment experience, Mr. Nelson is experienced with financial, accounting, regulatory, and investment matters.

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Darrel L. Oehler.  Mr. Oehler has served as a Trustee of the Trust since January 2010.   Mr. Oehler is a retired accountant and partner with the accounting firm of Striegel, Knobloch & Co.  Mr. Oehler has also served as a Trustee for the  Bloomington Township Water District and as Treasurer of the McLean County Public  Building Commission.  Through his employment experience, Mr. Oehler is experienced with financial, accounting, regulatory, and investment matters.

Teresa M. Palmer.  Ms. Palmer has served as a Trustee of the Trust since April 2011. Ms. Palmer has an extensive educational background in business and economics and holds an MS, MBA and EdD. Until retiring in 2008, Ms. Palmer was a Professor at Illinois State University since 1969 where she taught numerous subject matters including international business, business statistics, consumer economics, and human resources management/development. Ms. Palmer continues to be the lead instructor in Human Resources Management for the Management Development International Program at Illinois State University and has authored numerous scholarly articles on a variety of business topics. Through her employment experiences, Ms. Palmer is experienced with financial, accounting, regulatory, and investment matters.

Carson H. Varner, Jr.  Mr. Varner has served as a Trustee of the Trust since 2007. Mr. Varner is a lawyer and Professor of Business Law since 1975.  Professor Varner holds an MBA, MA, and a JD.  He is currently a Professor at the College of Business at Illinois State University where he teaches international business law, business ethics, and teaches assorted classes in the university’s MBA program.  Mr. Varner is the author of numerous scholarly articles on business law and ethics as well as numerous business articles for daily periodicals.  Through his experience as a Trustee of the Funds and his employment experience, Mr. Varner is experienced with financial, accounting, regulatory, and investment matters.

Robert W. Weldon.  Mr. Weldon has served as a Trustee of the Trust since 2003.  Mr. Weldon holds an MBA from Harvard Business School.  He has served as Treasurer of the Illinois Agricultural Association and as Vice President- Finance & Treasurer of assorted insurance and financial services companies comprising COUNTRY Financial, including COUNTRY Mutual Insurance Company, COUNTRY Life Insurance Company, COUNTRY Capital Management Company, and the IAA Trust Growth Fund, Inc., a predecessor company to COUNTRY Mutual Funds Trust.  He retired from these roles at various times in the late 1990’s.  Through his experience as a Trustee of the Funds and his employment experience, Mr. Weldon is experienced with financial, accounting, regulatory, and investment matters.

None of the Trustees have held any other directorship in the past five years in any public company or any other registered investment company other than this Trust.  However, the Trustees have collectively served as directors on a multitude of private company boards.  Please see the Board of Trustees section of this Statement of Additional Information for further detail on other directorships held and principal occupation of each Trustee.

Trustees’ Holdings
The following table shows the Trustees’ ownership of the Funds’ shares and of any other funds in the family of investments companies overseen by the Trustees as of December 31, 2010.

Equity Securities Beneficially Owned by Trustees(1)

Name of Trustee	Dollar Range of Equity Securities In The Funds	Aggregate Dollar Range of Equity Securities In All Funds Overseen Or To Be Overseen By Trustee In Family Of Investment Companies
Interested Trustees
Philip T. Nelson	Growth: $1-$10,000 Bond: $1-$10,000	$1-$10,000

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Name of Trustee	Dollar Range of Equity Securities In The Funds	Aggregate Dollar Range of Equity Securities In All Funds Overseen Or To Be Overseen By Trustee In Family Of Investment Companies
Charles M. Cawley	Growth: None Bond: None	None
Non-Interested (Independent) Trustees
William G. Beeler	Growth: $50,001-$100,000 Bond: $10,001-$50,000	Over $100,000
Roger D. Grace	Growth: $50,001-$100,000 Bond: None	$50,001-$100,000
Darrel L. Oehler	Growth: None Bond: None	None
Teresa M. Palmer(2)	Growth: None Bond: None	None
Carson H. Varner, Jr.	Growth: $50,001-$100,000 Bond: None	$50,001-$100,000
Robert W. Weldon	Growth: $10,001-$50,000 Bond: None	$10,001-$50,000
(1)	The dollar ranges of equity securities reflected in the table above are as follows: None; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; or over $100,000.
(2)	Ms. Palmer was appointed to the Board of Trustees effective April 25, 2011.

No trustee who is not an interested person of the Fund or immediate family member has, during the two most recently completed calendar years had:

•	any securities interest in the principal underwriter or Adviser of the Funds or their affiliates (other than the Funds); or

•	any material interest, direct or indirect in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; or

•
any trustee or indirect relationship, in which the amount involved exceeds $120,000 including payments for property or services to/from provision of legal services to, provision of investment banking services to (other than as a participating underwriting in a syndicate); or

•	any consulting or other relationship that is substantially similar in nature and scope to the foregoing relationships, with:

(i)	the Funds;
(ii)	An officer of the Funds;
(iii)
An investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same adviser or principal underwriter as the Funds or having an adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an adviser or principal underwriter of the Funds;

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(iv)
An officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same adviser or principal underwriter as the Funds or having an adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an adviser or principal underwriter of the Funds;

(v)	An adviser or principal underwriter of the Funds;
(vi)	An officer of an adviser or principal underwriter of the Funds;
(vii)	A person directly or indirectly controlling, controlled by, or under common control with an adviser or principal underwriter of the Funds; or
(viii)	An officer of a person directly or indirectly controlling, controlled by, or under common control with an adviser or principal underwriter of the Funds;

(Excluding routine, retail relationships, including credit cards, bank or brokerage accounts, residential mortgages, insurance policies, etc.)

•
No officer of the adviser or principal underwriter of the Funds, or officers of persons directly or indirectly controlling, controlled by, or under common control with the adviser or principal underwriter of the Funds has served during the two most recently completed calendar years, on the Board of Trustees of a company where a trustee of the Funds who is not an interested person of the Funds or immediate family member of the trustee, was during the two most recently completed calendar years an officer.

Independent Trustee Ownership of Securities
No Independent Trustee (or his or her immediate family members) owns any securities of the Adviser or the distributor, or any securities of  an entity controlling, controlled by or under common control with the Adviser or the distributor (not including registered investment companies), as of June 30, 2011.

Compensation of Trustees
Effective January 2011, the trustees of the Funds receive a trustees’ fee of $2,000 per quarter.  The trustees may also be reimbursed for travel expenses for each meeting of the Board of Trustees attended, and while engaged in special work authorized by the President of the Funds or by the Board of Trustees.  Trustees and officers of the Trust who are also officers, directors, or employees of the Adviser or COUNTRY Trust Bank® do not receive any remuneration from the Funds for serving as trustees or officers.  The Funds do not provide any pension or retirement benefits for the trustees.

The following table provides information regarding the compensation paid by the Funds to the trustees for their services during the fiscal year ended June 30, 2011.

Name Of Trustee	Aggregate Compensation From Each Fund	Pension Or Retirement Benefits Accrued As Part Of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust And Fund Complex Paid To Trustee(1)
Interested Trustees
Philip T. Nelson	Growth: $0 Bond: $0	$0	$0	$0

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Name Of Trustee	Aggregate Compensation From Each Fund	Pension Or Retirement Benefits Accrued As Part Of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust And Fund Complex Paid To Trustee(1)
Charles M. Cawley	Growth: $0 Bond: $0	$0	$0	$0
Non-Interested (Independent) Trustees
William G. Beeler	Growth: $2,376 Bond: $2,454	$0	$0	$7,000
Roger D. Grace	Growth: $2,376 Bond: $2,454	$0	$0	$7,000
Darrel L. Oehler	Growth: $2,376 Bond: $2,454	$0	$0	$7,000
Teresa M. Palmer(2)	Growth: $0 Bond: $0	$0	$0	$0
Robert W. Weldon	Growth: $2,376 Bond: $2,454	$0	$0	$7,000
Carson H. Varner, Jr.	Growth: $2,376 Bond: $2,454	$0	$0	$7,000
(1)	Compensation includes service to two other series of the Trust which liquidated on August 26, 2011.
(2)	Ms. Palmer was appointed to the Board of Trustees effective April 25, 2011.

Codes of Ethics

The Funds, the Adviser and distributor have adopted Codes of Ethics as required by applicable law, which are designed to prevent affiliated persons of the Funds, their Adviser, and distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics).  There can be no assurance that the Code of Ethics will be effective in preventing such activities.  These Codes of Ethics permit personnel to invest in securities for their own accounts, subject to certain conditions.

The Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room located at 100 F Street, NE, Washington, DC  20549.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The Codes of Ethics are available on the SEC’s website (www.sec.gov) and copies may also be obtained at prescribed rates by electronic request at publicinfo@sec.gov, or by writing the SEC’s Public Reference Section at the address listed above.

Proxy Voting and Principal Holders of Securities

The Funds have authorized the Adviser to vote proxies for stocks and other investments that are held within the portfolios of the Funds on behalf of their shareholders.

The Adviser’s authority to vote proxies or to act with respect to other shareholder actions is established through the delegation of discretionary authority under its investment advisory contract with the Funds.  The Adviser votes  proxies and acts on other shareholder actions in a timely manner as part of its discretionary authority and in accordance with these procedures.

When exercising voting authority for the Funds, it is the policy of the Adviser to promote the interest of the Funds’ shareholders and to place the Funds’ shareholders’ interests first.

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In order to cast an informed vote on important matters affecting companies whose stock and other investments are held for the Funds’ shareholders, the Adviser will:

•	Calendar and monitor shareholder meetings.
•	Monitor corporate actions and events related to proxy solicitations.
•	Analyze and evaluate proxy solicitations when received.
•	Identify material conflicts of interest which could affect how proxies are voted.
•	Obtain client direction or consent in matters involving material conflicts of interest.
•	Conduct research appropriate to the matters(s) presented for voting.
•	Document voting decisions, including instances where voting is not exercised.
•	Retain voting records in an easily accessible format for six years, the first two years on premises.

Conflicts of Interest
The Adviser will take all necessary steps to ensure that proxies are voted in the best interests of the Funds’ shareholders.  The Adviser seeks to identify potential material conflicts of interest between the Fund(s), on the one hand, and the Adviser and/or the distributor, on the other hand, through enforcement of its Code of Ethics and other policies and procedures, including disclosing outside business interests, other business activities, personal securities holdings and transactions.

Voting Proxies
Each proxy issue will be considered individually.  The Adviser will conduct appropriate research for the issues presented for voting.

Routine proposals that do not change the structure, bylaws or operations of the corporation at the expense of the shareholders will usually be voted with management.  Proposals that have the effect of restricting the ability of shareholders to realize the full potential value of their investment will usually be opposed.  Other issues will be evaluated on a case-by-case basis.

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting record for the 12-month period ending June 30.  The Funds’ proxy voting record is available without charge, upon request, by calling toll-free 1-800-245-2100 and on the SEC’s website at www.sec.gov.

Control Persons and Principal Holders of Securities

Ownership of 25% or more of a voting security is deemed “control” as defined in the 1940 Act.  So long as 25% of a Fund is so owned, such owners will be presumed to be in control of such Fund for purposes of voting on certain matters submitted to a vote of shareholders.  Principal holders own of record or beneficially 5% or more of a Fund’s outstanding voting securities.

As of September 30, 2011, the principal holders of the Funds were as follows:

Principal Shareholders of the Growth Fund – Class Y

Name and Address	Shares	% Ownership	Type of Ownership
IAATCO 1705 Towanda Avenue Bloomington, IL 61701	7,958,021.756	76.90%	Record

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Principal Shareholders of the Bond Fund – Class Y

Name and Address	Shares	% Ownership	Type of Ownership
IAATCO 1705 Towanda Avenue Bloomington, IL 61701	18,704,541.640	99.12%	Record

COUNTRY Fund Management is a department of COUNTRY Trust Bank®, whose address is 1705 Towanda Avenue, Bloomington, Illinois, 61702.  COUNTRY Trust Bank® is organized as a federal thrift.  COUNTRY Life Insurance Company owns 100% of the outstanding voting securities of COUNTRY Trust Bank®.  Substantially all of the issued and outstanding voting securities of COUNTRY Life Insurance Company are owned by Illinois Agricultural Holding Co. and approximately 99% of the outstanding voting securities of this latter company are owned by Illinois Agricultural Association.  Each of these companies is incorporated in Illinois.  The home office address for Illinois Agricultural Holding Co., Illinois Agricultural Association and COUNTRY Life Insurance Company is 1701 Towanda Avenue, Bloomington, Illinois, 61702.

Management Ownership
As of September 30, 2011, the officers and trustees of the Funds as a group owned less than 1% of the issued and outstanding capital stock of any Class of any Fund.

Investment Advisory and Other Services

The Investment Adviser
COUNTRY Fund Management, a department of COUNTRY Trust Bank®, and a federally registered investment adviser, serves as the Adviser to the Funds of COUNTRY Mutual Funds Trust.

The Funds and the Adviser have entered into investment advisory agreements with respect to each Fund which are renewable annually by the Board of Trustees or by votes of a majority of each Fund’s outstanding voting securities.  Any such renewals must also be approved by the votes of a majority of each Fund’s trustees who are not parties to the agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals.  The agreements may be terminated without penalty at any time by the Board of Trustees of a Fund, by votes of the shareholders or by the Adviser upon sixty days written notice.  The agreements terminate automatically if assigned.

The investment advisory agreements provide that the Adviser (or its delegate) will, subject to the Board’s oversight, provide investment advice consistent with the Fund’s investment objective and policies; buy, retain and sell the Fund’s portfolio investments; select brokers or dealers to execute transactions; prepare and make available to the Fund all necessary research and statistical data; maintain or cause to be maintained all required books, records, and reports, and other information not maintained or furnished by another service provider of the Fund; vote proxies relating to the portfolio securities of each Fund in the best interest of that Fund and its shareholders, and make available to the Fund free of charge the Adviser’s proxy voting policies and procedures, and a record of all votes cast, with respect to such proxy voting on the Fund’s behalf; and all other services required in connection with management of the Fund.

For providing investment advisory services and assuming certain Fund expenses, each Fund pays the Adviser annual fees that are based on that Fund’s average daily net assets.  Such fees are computed on a daily basis and paid monthly.  Through an Expense Limitation Agreement, the Adviser has agreed to reduce its fees and reimburse the Bond Fund to the extent its total annualized expenses exceed 0.85% of average daily net assets.  The fee waiver and expense reimbursement does not apply to acquired funds fees and expenses.

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As compensation for the services rendered by the Adviser under the investment advisory agreement, for the fiscal years ended June 30, 2011, 2010 and 2009 the Adviser earned and waived and/or reimbursed the amounts listed in the following table.

Advisory Fees for the
Fiscal Year Ended 06/30/2011

Fund Name	Advisory Rate	Advisory Fee Incurred	Advisory Fees Waived by Adviser	Advisory Fee Paid Net of Waiver

Growth Fund	0.75%	$1,608,155	$0	$1,608,155
Bond Fund	0.50%	$1,111,653	$39,338	$1,072,315

Advisory Fees for the
Fiscal Year Ended 06/30/2010

Fund Name	Advisory Rate	Advisory Fee Incurred	Advisory Fees Waived by Adviser	Advisory Fee Paid Net of Waiver

Growth Fund	0.75%	$1,411,180	$0	$1,411,180
Bond Fund	0.50%	$925,077	$61,082	$863,995

Advisory Fees for the
Fiscal Year Ended 06/30/2009

Fund Name	Advisory Rate	Advisory Fee Incurred	Advisory Fees Waived by Adviser	Advisory Fee Paid Net of Waiver

Growth Fund	0.75%	$1,224,756	$0	$1,224,756
Bond Fund	0.50%	$737,653	$122,015	$615,638

Portfolio Managers
The following table shows the number of other accounts managed by the Funds’ portfolio managers and the total assets in the accounts managed within various categories as of June 30, 2011.

Growth Fund				With Advisory Fee based on performance
Portfolio Manager	Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John D. Enlund	Registered Investment Companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	4	$811 million	0	$0

Derek C. Vogler	Registered Investment Companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	36	$357 million	0	$0

Gregory M. Winn	Registered Investment Companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	1	$722 million	0	$0

Mike Ruesy	Registered Investment Companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	1	$567 million	0	$0

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Bond Fund				With Advisory Fee based on performance
Portfolio Manager	Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John M. Jacobs	Registered Investment Companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	5	$9.8 billion	0	$0

Mark Burns	Registered Investment Companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	5	$9.8 billion	0	$0

Chad Hancock	Registered Investment Companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	5	$9.8 billion	0	$0

Darren Meyer	Registered Investment Companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	5	$9.8 billion	0	$0

Material Conflicts of Interest
The Adviser believes that no material conflicts exist among the management of the individual Funds or between the Funds and other client accounts managed by the Adviser or portfolio manager.  The Funds and other client accounts are managed using a core philosophy and trades are allocated on a pro-rata basis to all accounts participating in a particular buy or sell action.  The portfolio manager may recommend that other clients invest in the Funds.  Affiliated companies of the Adviser maintain investments in the Funds.  Portfolio managers may buy or sell securities identical to those purchased or sold by the Funds or for other managed clients.

It is the express policy of the Adviser that portfolio managers may not purchase or sell any security prior to a transaction(s) being implemented for the Funds or other managed clients to prevent portfolio managers from benefiting from transactions placed on behalf of the Funds or other managed clients.

When decisions are made to purchase or sell the same securities simultaneously for the Funds and for other managed clients, the transaction may be aggregated into a single trade order Fund trade orders and for other managed client trade orders for a single security.  Transactions for the Funds and for other managed clients generally are averaged as to price and allocated as to amount in accordance with the daily purchase or sale orders actually placed for the Funds and for other managed clients unless otherwise directed by the client.  Such combined trades may be used to facilitate best execution, including negotiating more favorable prices, obtaining more timely or equitable execution or reducing overall commission charges.  The Adviser may aggregate trades for the Funds as well as other managed clients and portfolio manager accounts, subject to its duty of obtaining best execution.

Because the size and mandate of the Funds and other managed clients differ, the portfolios are not identical.  In appropriate circumstances,  portfolio managers may purchase or sell a security prior to any other portfolio.  This could occur, for example, as a result of the specific investment objectives of the Funds or for other managed client objectives, differing cash resources or the purchase of a small position to assess the overall investment desirability of a security.

The Adviser’s allocation policy recognizes that portfolio managers are in the best position to determine the suitability of investment opportunities for the Funds and for other managed clients.  In the course of managing accounts, portfolio managers will identify investment opportunities that are appropriate for certain accounts and not for others.  A portfolio manager may have reasons for placing a given security in one account over another account, such as investment objectives, style, risk/return parameters, regulatory or client restrictions, tax status, account size, sensitivity to turnover, available cash and cash flows.  In all circumstances, portfolio managers will use best efforts to allocate transactions among the Funds and other managed clients in a manner believed to be equitable to each, either with respect to a given transaction or considering all transactions over a reasonable period of time.  In determining suitability and appropriateness, portfolio managers may consider such factors including, but not limited to:  the size of the initial order for the account; the appropriateness of the trade for the account; whether the size of the position following the trade will be insignificant; the current holdings of the account of that issuer; the holdings of the account within a particular industry; the cash available in the account; the current liquidity of the account and how the trade will affect liquidity; the tax implications for the account; and the fit of the security within the overall portfolio of the account.

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Where an investment opportunity is determined to be equally suitable and appropriate for more than one account, allocations are generally made pro rata.  In cases where an order cannot be completely filled and the investment opportunity is determined to be equally suitable and appropriate for more than one account, allocations will generally be made on a pro rata basis. Allocations may not be mathematically precise below minimum board trading lots.  In cases where an order cannot be completely filled and the investment opportunity is no longer equally suitable and appropriate for more than one account (i.e. de minimis or other reason), investment opportunities will be allocated to accounts on an otherwise fair and equitable basis, either with respect to the given transaction or considering all transactions over a reasonable period of time. Modifications of a pro rata allocation must be in writing with the rationale for the change in allocation.

The Adviser will use best efforts to ensure fairness to the Funds and other managed clients, both in priority of execution or orders and in the allocation of the price obtained in the execution of trades.  As such, like orders received from multiple portfolio managers for multiple accounts will be processed on a first-in first-out, or otherwise equitable basis.

The Adviser has a Code of Ethics and other policies and procedures in place addressing conflict of interest issues and require employees to act in accordance with applicable Federal and State regulations.  Employees not in observance of these items may be subject to termination.

Compensation Structure
Portfolio managers receive no compensation either directly or indirectly from the Funds.  Portfolio managers are compensated by COUNTRY Trust Bank® in the form of a fixed base salary.  Portfolio managers also participate in an incentive plan that is based on the financial performance (return on revenue), customer satisfaction and growth of the COUNTRY Financial group of companies (“COUNTRY”).  The potential payout amount is specific to the individual’s pay range, is based on the results of enterprise-wide objectives and is not guaranteed.  COUNTRY Fund Management, the Adviser, is a department of COUNTRY Trust Bank®.   The portfolio managers are subject to a standard company-wide system of performance measurement with standard annual salary and performance reviews.  Annual salary increases are based upon overall employee performance, tenure, experience and the comparative relationship of the individual’s salary to the estimated market value of the position; as well as a number of qualitative and quantitative evaluation criteria which may include research analysis, performance of portfolio managers with individual client accounts, the attainment of client service goals and new business and product development.  One factor of a portfolio manager’s performance is his/her performance in managing or assisting in the managing of one or more of the COUNTRY Funds.  Compensation is not based on the performance or the amount of assets of a Fund.  Many other factors are also considered in the review process.

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Securities Owned in the Funds by Portfolio Managers
As of June 30, 2011, the portfolio managers owned the following shares in the Funds:

Fund/ Portfolio Manager	Dollar Range of Shares Owned
Growth Fund
John D. Enlund	$100,001-$500,000
Derek C. Vogler	$50,001-$100,000
Gregory M. Winn	$1-$10,000
Mike Ruesy	$50,001-$100,000

Bond Fund
John M. Jacobs	$10,001-$50,000
Mark Burns	$1-$10,000
Chad Hancock	None
Darren Meyer	None

The Distributor
The primary and exclusive distributor of the Funds’ shares, pursuant to Underwriting Agreements with each Fund, is Quasar Distributors, LLC (“Quasar” or the “Distributor”), located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.  Quasar serves as principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement with the Funds dated September 1, 2000 (the “Distribution Agreement”).  Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc.  The offering of the Funds’ shares is continuous.  The Distribution Agreement provides that Quasar, as agent in connection with the distribution of fund shares, will use its best efforts to distribute the Funds’ shares.

Rule 12b-1 Plan
The shareholders of the Growth Fund and Bond Fund have adopted a Plan of Distribution pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act.  All payments made pursuant to this Plan shall be made for the purpose of promoting the sale of shares or other such distribution-related expenses, including any distribution or service fees paid to securities dealers, investment advisers, financial planners, and others, who have executed a distribution agreement with the Distributor.

The Plan is considered a reimbursement plan because the Funds reimburse Quasar for actual distribution and shareholder servicing expenses incurred by Quasar not exceeding, on an annual basis, 0.25% of each Fund’s average daily net assets.  Because the Funds reimburse Quasar only for actual expenditures,  Quasar realizes no profit from the Plan.  The Plan may be terminated at any time and the Funds shall have no liability for expenses that were not reimbursed as of the date of termination.  The Funds do not participate in any joint distribution activities and fees paid under the Plan may not be used to finance the distribution of the shares of another fund.  Any unreimbursed expenses incurred under the Plan will not be carried over to future years.

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For the fiscal year ended June 30, 2011, the Funds made the following payments pursuant to the Plan.

	Advertising/ Marketing	Printing/ Postage	Compensation to Distributor	Compensation to dealers	Compensation to sales personnel	Reimbursement to Distributor
Growth Fund	$0	$2,570	$23,901	$126,758	$0	$0
Bond Fund	$0	$2,947	$25,378	$23,489	$0	$0

Expenses
Each Fund pays all expenses not assumed by the Adviser or COUNTRY Trust Bank®, including, but  not limited to: trustees’ fees, audit fees, legal fees, interest expenses, brokerage commissions, registration and notification of shares for sale with the SEC and with various state securities commissions, taxes, cost of insurance, fees of the Funds’ administrator, transfer agent or other service providers, costs of obtaining quotations of portfolio securities, pricing of fund shares and payments under its respective distribution plans.

Other Service Providers

Transfer Agent
USBFS, 615 E. Michigan Street, Milwaukee, Wisconsin 53202, provides transfer agency services for an annual fee, based on the number of shareholder accounts and subject to minimum fees.  Management believes that the fees for these services are comparable to those charged by others who perform such services.  USBFS and Quasar are affiliates.

Accounting Services
The Funds have entered into Accounting Services Agreements with USBFS.  USBFS provides accounting services for an annual fee, which management believes is comparable to those charged by others who perform such services.

Administrative Services
The Funds have entered into Administration Agreements with USBFS.  USBFS provides administration services for an annual fee, which management believes is comparable to those charged by others who perform such services.

For the fiscal year ended June 30, 2009 through 2011, the Funds paid the following amounts for administrative services:

	Administrative Services Fee Paid
Fund Name	Year End 6/30/09	Year End 6/30/10	Year End 6/30/11
Growth Fund	$109,598	$131,766	$151,822
Bond Fund	$103,768	$129,808	$159,963

The Custodian
COUNTRY Trust Bank®, 1705 Towanda Avenue, P.O. Box 2020, Bloomington, Illinois, 61702-2020, serves as custodian for the Funds.  COUNTRY Trust Bank® is an affiliated person of the Funds.  As custodian, COUNTRY Trust Bank® is responsible for, among other things, safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund’s investments.  None of the trustees, officers or other employees of the Funds ever have personal possession of any Fund’s investments.  These services do not include any managerial or policy making functions of the Funds.  The Funds have agreed to pay the custodian such compensation as may be agreed upon from time to time, but currently the custodian has agreed to waive the receipt of any fees for custodial services.

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Independent Registered Public Accounting Firm
The accounting firm of Ernst & Young LLP, serves as independent registered public accounting firm for the Funds.

Brokerage

Each Fund always seeks to effect its transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal so that it can obtain reasonable execution at the most favorable prices.  Purchases from dealers include the spread between the bid and the asked price.  Accordingly, each Fund, through the Adviser, negotiates commission rates in accordance with the reliability and quality of a broker’s or dealer’s services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the Fund on a continuing basis.  Thus, what a Fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, each Fund through the Adviser maintains an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.

A wide variety of investment research, analysis, economic, financial and statistical data as well as other information is available from many brokers.  Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.  The Adviser recognizes that such information may have value when placing trades for the Funds.  When specific recommendations or information provided by a broker result in securities transactions by a Fund, the Adviser places the transactions through that broker if the Adviser believes that the broker can provide good execution.  This action may cause the Funds to pay broker commissions that are higher than those obtainable from other brokers.  It is the opinion of the Adviser that the furnishing of research, statistical, and other financial information to the Funds, or the Funds’ Adviser, by brokers and dealers, will not materially reduce the cost to the Adviser of fulfilling the terms of its advisory contract with a Fund because the Adviser must review and analyze such information along with all other information available to it.

The primary brokerage allocation criterion of a Fund is that it obtains reasonable execution at the most favorable prices.  If two or more brokers or dealers meet this criterion, a Fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the Fund or its Adviser.  Research information obtained from brokers and dealers by COUNTRY Fund Management while servicing a Fund may also be used by COUNTRY Trust Bank® in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by COUNTRY Fund Management in servicing each Fund.  Further, not all research information obtained from brokers and dealers while serving the Funds may be used by the Funds.

Over-the-counter transactions are usually placed with a principal market maker unless a better net security price is obtainable elsewhere.

There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for other Funds served by COUNTRY Fund Management (including one or more of these Funds) and/or other discretionary accounts served by COUNTRY Trust Bank®.  Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when a Fund, acting on the advice of COUNTRY Fund Management, believes that to do so is in the interest of such Fund.  When such concurrent authorizations occur between COUNTRY Fund Management and COUNTRY Trust Bank®, the executions will be allocated in an equitable manner. In other cases, however, the ability of a Fund to participate in volume transactions may produce better executions for a Fund.

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Brokerage commissions for the Funds for the past three fiscal years ended June 30, 2009 through 2011 were as follows:

Growth Fund
Year	Brokerage Commissions	Portion Paid for Research Services
2009	$155,752	$11,013
2010	$122,138	$4,767
2011	$181,174	$11,229

The table below indicates the portion of the Fund’s aggregate brokerage for the fiscal year ended June 30, 2011 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research services.

Fiscal Year Ended 6/30/2011
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$9,648,949	$16,860

During the fiscal years ended 2009, 2010 and 2011 all transactions for the Bond Fund were placed with a principal market dealer.  No commissions are paid on transactions with the principal market dealer as the asked price on such transactions usually includes an allowance for such compensation.

COUNTRY Trust Bank® has an arrangement with Lipper Analytical Securities Corporation whereby COUNTRY Fund Management receives a specific research product from Lipper, Inc.  known as Lipper LANA in exchange for placing an agreed upon amount of trades.  COUNTRY Fund Management participates in this arrangement on behalf of the COUNTRY Funds.  Trades for the portfolios of the Funds, the Bank’s privately managed clients and affiliate clients support this arrangement.  COUNTRY Fund Management through COUNTRY Trust Bank® also has an arrangement whereby COUNTRY Fund Management and COUNTRY Trust Bank® receive specific research software products known as Baseline in exchange for placing an agreed amount of trades on behalf of privately managed accounts and the COUNTRY Funds.  If the agreed upon amount of trades is exceeded during the calendar year, excess amounts are carried forward to future years.  Any shortfall in the agreed upon amount of trades placed will be paid directly by COUNTRY Fund Management or COUNTRY Trust Bank®.

Additional arrangements consistent with applicable regulatory requirements may be utilized in order to receive other research and brokerage services.

During the fiscal year ended June 30, 2011, each Fund acquired securities of certain of its “regular brokers or dealers” as defined in the 1940 Act, or their parents, as described below.

GROWTH FUND
Security of “Regular Broker/Dealer” of the Portfolio	Value of Portfolio’s Aggregate Holding of Securities as of 6/30/11
General Electric Company	$4,745,176
JPMorgan Chase & Co.	$3,725,540
American Express Company	$3,102,000

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BOND FUND
Security of “Regular Broker/Dealer” of the Portfolio	Value of Portfolio’s Aggregate Holding of Securities as of 6/30/11
American Express Company	$4,160,941
Household Finance Corp.	$3,499,680
Prudential Bank & Trust Company	$3,349,473
Citigroup, Inc.	$1,291,035
General Electric Company	$1,221,394
JPMorgan Chase & Co.	$1,007,361
Merrill Lynch & Co.	$846,209
Barclays Bank PLC	$537,871

Capital Stock

Each of the Funds issues Class “Y” and Class “A” shares.

There are no conversion or preemptive rights in connection with any shares of the Funds, nor are there cumulative voting rights with respect to the shares of any of the Funds.  Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by that share on all matters to which the holder of that share is entitled to vote.  Only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund.  The shares do not have cumulative voting rights.  Accordingly, owners having shares representing more than 50% of the assets of the Trust voting for the election of trustees could elect all of the trustees of the Trust if they choose to do so, and in such event, shareowners having voting interests in the remaining shares would not be able to elect any trustees.

Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting interests of that Fund vote for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting interests of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting interests of the Trust.

All issued and outstanding shares of each Fund will be fully paid and non-assessable and will be redeemable at the net asset value per share.  The interests of shareholders in the Funds will not be evidenced by a certificate or certificates representing shares of a Fund.

Each of the Funds is authorized to issue an unlimited number of shares with no par value.

The Board of Trustees has authority, without the necessity of a shareholder vote, to create any number of new series or classes.  The trustees currently have authorized two classes of shares to be issued for each Fund.

Purchases, Redemptions, and Pricing of Shares

Net Asset Value
Shares of each Fund are purchased at net asset value, plus, in the case of Class A shares, a sales charge as described in the Prospectus.  The net asset value per share of each Fund is calculated by adding the value of securities and other assets of that Fund, subtracting liabilities and dividing by the number of its outstanding shares.  Due to the fact that Class A shares and Class Y shares have different expenses, the net asset value of the two classes may vary.  Each Fund’s share price will be determined at the close of regular trading hours of the New York Stock Exchange, normally 3:00 p.m. Central Time.

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Purchasing Shares
Shares of the Funds are sold in a continuous offering and may be purchased on any business day through authorized broker dealers or directly from the Funds.  Except for the Funds themselves, only broker dealers that have an effective sales agreement with the Funds are authorized to sell shares of the Funds.

Class A Shares
As described in the prospectus, there is no initial sales charge of purchases of $1 million or more of Class A shares.  However, your investment professional or financial institution may receive a commission from the distributor of up to 1% on your purchase.  If such a commission is paid, you will be assessed a contingent deferred sales charge (“CDSC”) of up to 1% if you sell your shares within 18 months.

Class A Sales Charge Information — Sales charges received by the distributor of the Funds from shareholders of Class A shares were as follows:

Fund (Class A Shares)	CDSC’s Received
Growth Fund	$0
Bond Fund	$0

Valuation of Both Funds
For both of the Funds, securities listed or admitted to trading privileges on any national securities exchange will be valued at the last sales price on that day before the time for valuation, or, if there is no sale before that time that day, the last bid price on such exchange before that time that day.  Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ Market will be valued at the last sale price, or if the last sale price is unavailable, at the mean between the last preceding bid and asked price. Valuations may also be obtained from pricing services when such prices are believed to reflect the fair market value.  Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Trustees.

The net asset value per share is computed by dividing the value of the securities held by each Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Fund outstanding at such time, as shown below:

Net Assets	=	Net Asset Value per share
Shares Outstanding

An example of how the Funds calculated the net asset value per share as of  June 30, 2011 is as follows:

Growth Fund

Class Y			Class A
$216,340,247	=	$23.50	$19,481,879	=	$23.52
9,207,132			828,387

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Bond Fund

Class Y			Class A
$214,752,330	=	$10.72	$8,360,446	=	$10.83
20,023,562			772,058

Valuation of NASDAQ Equity Securities
Each portfolio security that is listed on the NASDAQ Market is valued using its Nasdaq Official Closing Price (“NOCP”), whenever an NOCP is reported for that security.  If no NOCP is reported for that security, but a consolidated closing price (“CCP”) then the security will be valued pursuant to its CCP.  Any such security for which the closing price is not available will be valued at the mean between the closing bid and closing ask price for that security.

Redemptions in Kind
The Funds reserve the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Funds may limit the amount of redemption proceeds paid in cash.  The Funds may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Funds at the beginning of such period.  A shareholder may incur brokerage costs if the securities received were subsequently sold.

Redemptions
Payment to shareholders for shares surrendered for redemption is made in cash as soon as practicable after surrender, within seven days, except that a Fund may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable to fairly determine the Fund’s net asset values; or (3) during such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

Exchange of Shares
An exchange is effected by redemption of shares of one Fund and the issuance of shares of the other Fund selected, and only after delivery of the current Prospectus.  With respect to an exchange between the Growth Fund and Bond Fund, a capital gain or loss for Federal income tax purposes will be realized upon the exchange, depending upon the cost or other basis of the shares redeemed. The exchange privilege is not designed for use in connection with short-term trading or market timing strategies.  The exchange privilege may be terminated or suspended or its terms changed at any time, subject to 60 days’ prior notice.

Telephone Instructions
Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures that are considered reasonable.  Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized.  To the extent that a Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.  All telephone conversations with USBFS will be recorded.

Automatic Investing
A shareholder may authorize automatic investing through automatic withdrawals from his/her bank accounts on a regular basis.

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Systematic Withdrawal Plan
Shareholders who purchase or already own $5,000 or more of either Fund’s shares, valued at the current public offering price, and who wish to receive periodic payments from their account(s) may establish a Systematic Withdrawal Plan by completing an application.  If you participate in this plan, you will receive monthly, quarterly or annual checks or electronic payments directly to your predetermined bank account in the amount designated.  The amount of payment may be changed at any time.  If the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  Therefore, dividends and capital gain distributions on a Fund’s shares in the plan should be reinvested in additional shares at net asset value.  Payments are made from the proceeds derived from the redemption of Fund shares owned by the planholder.  Each redemption of shares may result in a gain or loss which is reportable by the investor on their income tax return.

Redemptions required for payments may reduce or use up the planholder’s investment, depending upon the size and frequency of withdrawal payments and market fluctuations.  Accordingly, plan payments cannot be considered as yield or income on the investment.

USBFS, as agent for the shareholder, may charge for services rendered beyond those normally assumed by the Funds.  No such charge is currently assessed, but such a charge may be instituted by USBFS upon notice in writing to shareholders.  This Plan may be terminated at any time without penalty upon written notice by the shareholder, by the Funds, or by USBFS.

Integrated Voice Response (IVR) System
Shareholders in the Funds can obtain toll-free access to account information, as well as certain transactions, by calling 1-800-245-2100.  IVR provides share price, price change, account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months); and allows sales or exchanges of shares.

Anti-Money Laundering Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all newly opened account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Taxation of the Funds

Each Fund has elected to be treated, and intends to qualify each year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund’s gross income, the amount of fund distributions (as a percentage of both the Fund’s overall income) and the composition of the Fund’s portfolio assets.  Because each Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Funds will be required to pay any federal income or excise taxes.  If a Fund failed to qualify, it would be required to pay such taxes.

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The Funds, by investing in foreign securities or currencies, may be subject to foreign taxes which could reduce the investment performance of the Funds.

To qualify for treatment as a regulated investment company, the Funds must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, net income from certain publicly traded partnerships or other income derived with respect to its business of investing.  For purposes of this test, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.

In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not “directly related” to a regulated investment company’s “principal business of investing” in stock, securities or related options or futures.  The Secretary of the Treasury has not to date exercised this authority.

Generally, in order to avoid a 4% nondeductible excise tax, the Funds must generally distribute to their shareholders during the calendar year the following amounts:

•	98% of the Funds’ ordinary income for the calendar year;
•
98.2% of the Funds’ capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Funds were on a taxable year ending October 31 of the year in question and beginning November 1 of the previous year; and

•	any undistributed ordinary income or capital gain net income for the prior year.

A portion of dividends paid by the Growth Fund may qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividends in the case of individual shareholders if certain holding period requirements are satisfied with respect to the shares in the Fund .

Underwriter Compensation

Shares of the Funds are continuously offered to the public through Quasar, the distributor, pursuant to the Distribution Agreement with Quasar.  The fees payable by the Funds under the agreement shall not exceed what is available for payment under the 12b-1 plan.  Any fees or expenses incurred by Quasar but not payable by the Funds under the 12b-1 plan of distribution shall be paid by the Adviser.

Financial Statements

Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the Funds’ investment operations and annual financial statements audited by their independent registered public accounting firm.

Financial Statements
The audited financial statements and notes thereto for each Fund contained in the Annual Report to Shareholders dated June 30, 2011, are incorporated by reference into this Statement of Additional Information.  The financial statements have been audited by Ernst & Young LLP.  Their report appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein.  Such financial statements and notes thereto have been incorporated herein in reliance on the report of Ernst & Young LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

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Appendix “A” -- Descriptions of Securities Ratings

COMMERCIAL PAPER RATINGS
Moody’s Investors Service, Inc. (“Moody’s”): “PRIME-1” and “PRIME-2” are Moody’s two highest commercial paper rating categories.  Moody’s evaluates the salient features that affect a commercial paper issuer’s financial and competitive position.  The appraisal includes, but is not limited to the review of such factors as:

1.	Quality of management.
2.	Industry strengths and risks.
3.	Vulnerability to business cycles.
4.	Competitive position.
5.	Liquidity measurements.
6.	Debt structures.
7.	Operating trends and access to capital markets.

Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

Standard & Poor’s, a Division of McGraw-Hill Companies, Inc. (“S&P”): “A-1” and “A-2” are S&P’s two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

1.	Liquidity ratios are adequate to meet cash requirements.
2.	Long-term senior debt is rated “A” or better.
3.	The issuer has access to at least two additional channels of borrowing.
4.	Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
5.	Typically, the issuer is in a strong position in a well-established industry or industries.
6.	The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer’s paper is rated “A-1” or “A-2.” Additionally, within the “A-1” designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.

Bond Ratings
S&P: An S&P bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation.  This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The bond ratings are not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

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The four highest bond ratings of S&P and their meanings are:

“AAA”:   Bonds rated “AAA” have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

“AA”:    Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

“A”:     Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

“BBB”:   Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from “AA” to “BB” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “P” indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (“AAA,” “AA,” “A,” and “BBB,” commonly known as “investment-grade” ratings) are generally regarded as eligible for bank investment.

Moody’s: The four highest ratings of Moody’s and their meanings are:

“Aaa”:   Bonds which are rated “Aaa” are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”:    Bonds which are rated “Aa” are judged to be of high quality by all standards.  Together with the “Aaa” group they comprise what are generally known as high-grade bonds.  They are rated lower then the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

“A”:     Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa”:   Bonds which are rated “Baa” are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

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COUNTRY MUTUAL FUNDS TRUST

PART C - OTHER INFORMATION

Item 28.	Exhibits:

(a)
Declaration of Trust.  A Declaration of Trust, dated August 9, 2001 was previously filed as an Exhibit to the Initial Registrant’s Registration Statement on Form N-1A filed electronically on August 21, 2001 and incorporated herein by reference.

(b)	By-Laws. Bylaws, dated August 9, 2001 as amended October 31, 2005, as filed with Post-Effective Amendment No. 18 to Registrant’s April 28, 2006 is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders. Not applicable

(d)
Investment Advisory Contracts.  The Trust’s Investment Advisory Agreement, effective October 31, 2001, as filed with Post-Effective Amendment No. 1 to the Registration Statement on November 1, 2001, is incorporated herein by reference.  The First Amendment to the Investment Advisory Agreement, effective July 1, 2006, as filed with the Registration Statement on Form N-14 on July 13, 2006 is incorporated herein by reference.  The Second Amendment to the Investment Advisory Agreement, effective July 30, 2007, as filed with Post-Effective Amendment No. 21 to the Registration Statement on October 29, 2007 is incorporated herein by reference.

(e)
Underwriting Contracts.  The Trust’s Distribution Agreement, effective October 31, 2001 as filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 is incorporated herein by reference.  The First Amendment to the Underwriting Agreement, effective July 28, 2006 and the Second Amendment to the Underwriting Agreement, effective August 1, 2007, as filed with Post-Effective Amendment No. 21 to the Registration Statement on October 29, 2007 are incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts. None.

(g)
Custodian Agreement. The Trust’s Custodian Agreement, effective November 1, 2001, as filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 is incorporated herein by reference.

(h)	Other Material Contracts.

(1)
Transfer Agent Servicing Agreement: The Trust’s Transfer Agent Servicing Agreement, effective April 28, 2003 and the First Amendment dated July 21, 2003 as filed with Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003 is incorporated herein by reference.  The Second Amendment to the Transfer Agent Servicing Agreement dated May 1, 2006 as filed with Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed electronically on October 27, 2006 is incorporated herein by reference.  The Third Amendment to the Transfer Agent Servicing Agreement dated May 1, 2009 as filed with Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed electronically on October 28, 2009 is incorporated herein by reference.  The Fourth Amendment to the Transfer Agent Servicing Agreement dated May 1, 2010 as filed with Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed electronically on October 28, 2010 is incorporated herein by reference.

(2)
Fund Administration Servicing Agreement:  The Trust’s Fund Administration Servicing Agreement, effective April 28, 2003 and the First Amendment dated July 21, 2003 as filed with Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003 is incorporated herein by reference.  The Second Amendment to the Fund Administration Servicing Agreement dated May 1, 2006 and the Third Amendment to the Fund Administration Servicing Agreement dated July 28, 2006 as filed with Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed electronically on October 27, 2006 are incorporated herein by reference.  The Fourth Amendment to the Fund Administration Servicing Agreement dated April 30, 2007 as filed with Post-Effective Amendment No. 21 to the Registrant’s Registration Statement filed electronically on October 29, 2007 is incorporated herein by reference.  The Fifth Amendment to the Fund Administration Servicing Agreement dated May 1, 2009 as filed with Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed electronically on October 28, 2009 is incorporated herein by reference.  The Sixth Amendment to the Fund Administration Servicing Agreement dated May 1, 2010 as filed with Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed electronically on October 28, 2010 is incorporated herein by reference.

(3)
Fund Accounting Servicing Agreement: The Trust’s Fund Accounting Servicing Agreement executed May 1, 2006 and the First Amendment dated July 28, 2006 as filed with Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed electronically on October 27, 2006 is incorporated herein by reference.  The Second Amendment to the Fund Accounting Servicing Agreement dated May 1, 2009 as filed with Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed electronically on October 28, 2009 is incorporated herein by reference.  The Third Amendment to the Fund Accounting Servicing Agreement dated May 1, 2010 as filed with Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed electronically on October 28, 2010 is incorporated herein by reference.

(i)
Legal Opinion.  Legal Opinion, dated October 31, 2001, as filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 is incorporated herein by reference.

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements. None

(l)	Initial Capital Agreements. None

(m)	Rule 12b-1 Plan:

The Trust’s Rule 12b-1 Plan effective November 1, 2001 as filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 is incorporated herein by reference.

(n)
Rule 18f-3 Plan.  The Trust’s Rule 18f-3 Plan, effective November 1, 2001, as filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(1)
Code of Ethics for COUNTRY Mutual Funds, as amended and restated, effective July 28, 2008 as filed with Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on October 28, 2008 is incorporated herein by reference.

(2)
Code of Ethics for COUNTRY Fund Management, a department of COUNTRY Trust Bank, effective July 28, 2008, as filed with Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on October 28, 2008 is incorporated herein by reference.

(3)
Code of Ethics for COUNTRY Capital Management Company, as amended and restated, effective March 18, 2008, as filed with Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on April 28, 2008 is incorporated herein by reference.

(q)	(1)
Power of Attorney  for William G. Beeler, Charles M. Cawley, Roger D. Grace, Philip T. Nelson, Darrel L. Oehler, Carson H. Varner, Jr., and Robert W. Weldon as filed with Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed electronically on April 29, 2011 is incorporated herein by reference.

	(2)	Power of Attorney for Teresa M. Palmer – filed herewith.

Item 29.	Persons Controlled by or under Common Control with Registrant.

ILLINOIS AGRICULTURAL ASSOCIATION*
Illinois Agricultural Association and Affiliated Companies as of June 30, 2011

1.	COUNTRY Mutual Insurance Company
2.	COUNTRY Casualty Insurance Company
3.	COUNTRY Preferred Insurance Company
4.	Riverglass, Inc.
5.	Middlesex Mutual Assurance Company
6.	CCM Real Estate II, LLC
7.	Cotton States Mutual Insurance Company
8.	Shield Insurance Company
9.	Holyoke Mutual Insurance Company in Salem
10.	Holyoke of Salem Insurance Agency, Inc.
11.	Modern Service Insurance Company
12.	CC Services, Inc.
13.	Midfield Corporation
14.	MSI Preferred Insurance Company
15.	Illinois Agricultural Holding Co.
16.	COUNTRY Life Insurance Company
17.	COUNTRY Investors Life Assurance Company
18.	COUNTRY Capital Management Company
19.	COUNTRY Trust Bank
20.	COUNTRY Mutual Funds Trust
21.	Cotton States Life Insurance Company
22.	Illinois Agricultural Service Company
23	IAA Credit Union
24.	Illinois Agricultural Auditing Association
25.	IAA Foundation
26.	Agricultural Support Association
27.	Prairie Farms Dairy, Inc.
28.	Muller-Pinehurst Dairy, Inc.
29.	East Side Jersey Dairy, Inc.
30	P.F.D. Supply Corporation
31.	Ice Cream Specialties, Inc.
32.	GMS Transportation Co.
33.	Madison Farms Butter, LLC
34.	Hiland Dairy Foods Company, LLC
35.	Turner Holdings, LLC
36.	Belfonte Ice Cream Co.
37.	SkyPark LLC
38.	Roberts Dairy Company, LLC
39.	GROWMARK, Inc. **
40.	FS Risk Management Services, Inc.
41.	FS Preferred Insurance Company
42.	MID-CO COMMODITIES, Inc.
43.	Great Lakes Grain
44.	FS Financial Services Corporation
45.	TOTAL GRAIN MARKETING, LLC
46.	WESTERN GRAIN MARKETING, LLC
47.	CSE GROWMARK, LLC
48.	Cornex Technologies, LLC
49.	AgriVisor, LLC
50.	NORTHERN GRAIN MARKETING, LLC
51.	FS Services Ontario Ltd.
52.	Interprovencial Cooperative, Limited
53.	GROWMARK FS, LLC

54.	Project Explorer Mark II Corporation
55.	Malta Texo Holding Company
56.	Malta Industries, LLC
57.	Malta Holdings, LLC
58.	FS Partners, Inc.
59.	3098584 Nova Scotia Company
60.	GROW-AG, LLC
61.	FS Fuel, LLC
62.	Seedway, LLC
63.	NewTech Engineering & Environmental, LLC
64.	Allied Seed, LLC
65.	Norfolk FS Partners, Inc.
66.	3105194 Nova Scotia Company
67.	Norfolk FS
68.	1105433 Ontario Inc.
69.	UPI Inc.
70.	UPI Holdings Inc.
71.	UPI Energy LP
72.	Case ’N Drum
73.	Dykstra Fuels

1.	Organized in Illinois as a mutual insurance company. Proxy control in Illinois Agricultural Association.
2.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
3.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
4.
Organized in Delaware as a business corporation. 26.34% of voting securities beneficially owned by COUNTRY Mutual Insurance Company and 26.34% of voting securities beneficially owned by COUNTRY Life Insurance Company.

5.	Organized in Connecticut as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company.
6.	Organized in Delaware as a limited liability company. 99.99% of voting securities owned by COUNTRY Mutual Insurance Company
7.	Organized in Georgia as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company.
8.	Organized in Georgia as a stock insurance company. 100% of voting securities owned by Cotton States Mutual Insurance Company.
9.	Organized in Massachusetts as a mutual insurance company. Board and management control and 86.1% of guaranty capital owned by COUNTRY Mutual Insurance Company.
10.	Organized in Massachusetts as a stock business corporation. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem.
11.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
12.	Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.
13.	Organized in Connecticut as a stock business corporation. 100% of voting securities owned by Middlesex Mutual Assurance Company.
14.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by Middlesex Mutual Assurance Company.
15.	Organized in Illinois as a business corporation. 98.8% of voting securities owned by Illinois Agricultural Association.
16.	Organized in Illinois as a stock insurance company. 99.99% of voting securities owned by Illinois Agricultural Holding Co.
17.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company.
18.	Organized in Illinois as a business corporation. 100% of voting securities owned by COUNTRY Life Insurance Company.
19.	Organized as a Federal thrift. 100% of voting securities owned by COUNTRY Life Insurance Company.
20.	Organized in Delaware as a business trust. Investment advisory agreement with COUNTRY FundManagement, a Department of COUNTRY Trust Bank.

21.	Organized in Georgia as a stock insurance company. 75% of voting securities owned by COUNTRY Life Insurance Company and 25% of voting securities owned by COUNTRY Mutual Insurance Company.
22.	Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.
23.	Organized as an Illinois credit union. No corporate control. Board control in Illinois Agricultural Association and certain affiliated companies.
24.	Organized in Illinois as an agricultural cooperative. 48.3% of voting securities owned by Illinois Agricultural Association.
25.	Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.
26.	Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.
27.	Organized in Illinois as an agricultural cooperative. 39.2% of voting securities owned by Illinois Agricultural Association.
28.	Organized in Illinois as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.
29.	Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
30.	Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
31.	Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
32.	Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
33.	Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc.
34.	Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc.
35.	Organized in Tennessee as a limited liability company. 60% of voting securities owned by Prairie Farms Dairy, Inc. and 40% of voting securities owned by Hiland Dairy Foods Company, LLC.
36.	Organized in Missouri as a business corporation. 100% of voting securities owned by Hiland Dairy Foods Company, LLC.
37.	Organized in Missouri as a limited liability company. 25% of voting securities owned by Hiland Dairy Foods Company, LLC.
38.	Organized in Illinois as a limited liability company. 100% of voting securities owned by Hiland Foods Dairy, LLC.
39.	Organized in Delaware under the General Corporation Act. 28.2% of voting securities owned by Illinois Agricultural Association.
40.	Organized in Delaware under the General Corporation Act. 91.02% of voting securities owned by GROWMARK, Inc. and 8.98% of voting securities owned by FS Financial Services Corporation.
41.	Organized in Vermont as a business corporation. 100% of voting securities owned by FS Risk Management Services, Inc.
42.	Organized in Delaware under the General Corporation Act. 80% of voting securities owned by GROWMARK, Inc.
43.	Organized in Canada as a Partnership. 54% of voting securities owned by GROWMARK, Inc.
44.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
45.	Organized in Delaware as a limited liability company. 54% of voting securities owned by FS Financial Services Corporation.
46.	Organized in Delaware as a limited liability company. 54.55% of voting securities owned by FS Financial Services Corporation.
47.	Organized in Florida as a limited liability company. 50% of voting securities owned by FS Financial Services Corporation.
48.	Organized in Delaware as a limited liability company. 51% of voting securities owned by CSE GROWMARK, LLC.
49.	Organized in Delaware as a limited liability company. 51% of voting securities owned by FS Financial Services Corporation and 49% of voting securities owned by Illinois Agricultural Association.
50.	Organized in Delaware as a limited liability company. 78% of voting securities owned by FS Financial Services Corporation.
51.	Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
52.	Organized in Ontario under the Business Corporations Act. 7% of voting securities owned by FS Services Ontario, Ltd.
53.	Organized in Delaware as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.
54.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
55.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by Project Explorer Mark II Corporation.
56.	Organized in Delaware as a limited liability company. 10% of voting securities owned by Project Explorer Mark II Corporation.
57.	Organized in Delaware as a limited liability company. 100% of voting securities owned by Malta Industries LLC.
58.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.

59.	Organized in Nova Scotia as a limited liability company. 100% of voting securities owned by FS Partners, Inc.
60.	Organized in Illinois as a business corporation. 100% of voting securities owned by GROWMARK, Inc.
61.	Organized in Delaware as a limited liability company. 100% of voting securities owned by GROW-AG, Inc.
62.	Organized in Delaware as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.
63.	Organized in Illinois as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.
64.	Organized in Idaho as a limited liability company. 25% of voting securities owned by GROWMARK, Inc.
65.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
66.	Organized in Canada under the Business Corporation Act. 100% of voting securities owned by Norfolk FS Partners, Inc.
67.	Organized in Canada under the Business Corporation Act. 60% of voting securities owned by 3105194 Nova Scotia Company.
68.	Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
69.	Organized in Ontario under the Business Corporations Act. 50% of voting securities owned by 1105433 Ontario Inc.
70.	Organized in Canada. 100% of voting securities owned by UPI, Inc.
71.	Organized in Canada as a limited liability partnership. 99.999% of voting securities owned by UPI, Inc.
72.	Organized in Canada. 100% of voting securities owned by UPI, Inc.
73.	Organized in Canada. 100% of voting securities owned by UPI, Inc.

* Organized in Illinois as a not-for-profit corporation. No voting securities. No person controls it.

** GROWMARK, Inc. owns voting stock in approximately 28 of its Illinois member companies.

Item 30.	Indemnification:

Article VII of the Registrant’s Declaration of Trust provides the following:

Section 2.	Limitation of Liability.

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, any Trustee, or any officer, Manager, Sub-Manager, agent, employee, or Principal Underwriter of the Trust.  A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder, provided however, that a Trustee shall not be liable for errors of judgment or mistakes of fact or law.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series of the Trust for payment under such credit, contract, or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefore.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his, her or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.  At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate.  The omission of any such notice or recital shall in no way operate to bind any Trustee, officer, or Shareholder individually.

Section 3.	Indemnification.

(a)	Subject to the exceptions and limitations contained in Section 3(b) of this Article:

(i)
every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law  against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigative or other, including appeals), threatened, pending or completed, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in  settlement, fines, penalties and all other liabilities whatsoever.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)
who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(ii)
in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are  parties to the matter based upon a review of readily available facts (as opposed to a full trial type inquiry); or (C) by written opinion  of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)
Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 3(a) of this Article shall be paid by the Trust or Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust, unless it is ultimately determined that he or she is entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, or (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

 Article VI of the Registrant’s Bylaws provides the following:

Section 2.	Indemnification.

Subject to the exceptions and limitations contained in Section 3 of this Article VI, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

Section 3.	Limitations, Settlements.

 No indemnification shall be provided hereunder to an agent:

(a)
who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

(b)
with respect to any proceeding disposed of by settlement without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

(i)	by the court or other body before which the proceeding was brought;

(ii)
by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)
by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.	Business and Other Connections of Investment Advisor.

COUNTRY Fund Management and COUNTRY Trust Bank also provide investment services to the COUNTRY Financial group of insurance and financial services companies.  COUNTRY Trust Bank exercises fiduciary powers as permitted by its charter.

Other substantial business, professional, vocational or employment activities of each director and officer of COUNTRY Trust Bank during the past two fiscal years are:

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Dale Bryan Hadden Director
*12/20/10-Present -- Director of:
COUNTRY Trust Bank

*12/22/06-Present -- Director of:
Agricultural Support Association

*12/20/06-Present -- Director of:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.
Modern Service Insurance Company

*12/05/06-Present -- Director of:
Illinois Agricultural Association

12/86-Present -- Self-Employed Farm Owner-Operator:
Hadden Farms
1291 State Highway 78W
Jacksonville, IL  62650

*Address:   1701 Towanda Avenue
Bloomington, IL  61702

Christopher Bruce Hausman Director
*12/20/10-Present -- Director of:
COUNTRY Trust Bank

*12/22/06-Present -- Director of:
Agricultural Support Association

*12/20/06-Present -- Director of:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.
Modern Service Insurance Company

*12/05/06-Present -- Director of:
Illinois Agricultural Association
Bloomington, IL  61702-2020

11/90-Present -- Self-Employed Farm Owner-Operator:
948 CR 100 N
Pesotum, IL  61863

*Address:   1701 Towanda Avenue
Bloomington, IL  61702

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Troy Arnold Uphoff Director
*12/20/10-Present -- Director of:
COUNTRY Trust Bank

*6/21/06-Present -- Director of:
Modern Service Insurance Company

*12/20/05-Present -- Director of:
Agricultural Support Association

*12/19/05-Present -- Director of:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/06/05-Present -- Director of:
Illinois Agricultural Association

6/98-Present - Self-Employed Farm Owner-Operator:
Uphoff Farms, Inc.
RR 1, Box 169
Findlay, IL  62534

*Address:   1701 Towanda Avenue
Bloomington, IL  61702

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Philip T. Nelson Director, President and Chairman of the Board
**12/18/03-Present – President and Chairman of the Board:
5/1/00-Present – Director:
COUNTRY Trust Bank

**12/10/03-Present – President:
COUNTRY Mutual Funds Trust

*6/21/06-Present – President and Director:
Modern Service Insurance Company

*3/19/04-Present – President:
*8/24/00-Present – Director:
Agricultural Support Association

*12/18/03-Present – President:
*12/20/99-Present – Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

**12/18 /03-Present – Chairman:
**12/20/99-Present – Director:
COUNTRY Capital Management Company

*12/18/03-Present – Chairman:
*12/22/99-Present – Board of Trustees:
IAA Foundation

*12/10/03-Present – President:
*12/8/99-Present – Director:
Illinois Agricultural Association

1978-Present - Self-Employed Farm Owner-Operator:
2975 N. 35th Road
Seneca, IL 61360-9509

*Address:   1701 Towanda Avenue
Bloomington, IL  61702

**Address:         1705 Towanda Avenue
Bloomington, IL  61702

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Richard Louis Guebert, Jr. Director and Vice President	**12/18/03-Present – Vice President and Director: COUNTRY Trust Bank **1/29/04-Present – Vice President: COUNTRY Mutual Funds Trust

*6/21/06-Present – Vice President and Director:
Modern Service Insurance Company

*3/19/04-Present – Vice President:
*12/19/03-Present – Director:
Agricultural Support Association

*12/18/03-Present – Vice President and Director:
CC Services, Inc.
COUNTRY Capital Management Company
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/10/03-Present – Vice President and Director:
Illinois Agricultural Association

*1/23/04-Present – Vice President:
*12/18/03-Present – Director:
Illinois Agricultural Service Company

*12/18/03-Present – Vice Chairman, Board of Trustees:
IAA Foundation

04/80-Present – Self - Employed Farm Owner-Operator
7440 Robinson Road
Ellis Grove, IL 62241-1612

*Address:           1701 Towanda Avenue
Bloomington, IL  61702

**Address:         1705 Towanda Avenue
Bloomington, IL  61702

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Darryl Robert Brinkmann Director	**12/20/06-Present - Director: COUNTRY Trust Bank

*6/21/06-Present – Director:
Modern Service Insurance Company

*12/22/04-Present - Director:
Agricultural Support Association

*12/20/04-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/08/04-Present – Director:
Illinois Agricultural Association

1981-Present – Self - Employed Farm Owner-Operator
11302 Brinkmann Road
Carlyle, IL 62231

*Address:   1701 Towanda Avenue
Bloomington, IL  61702

**Address:         1705 Towanda Avenue
Bloomington, IL  61702

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Charles Michael Cawley Director	**12/20/06-Present - Director: COUNTRY Trust Bank **10/25/2010-Present – Trustee: COUNTRY Mutual Funds Trust *6/21/06-Present – Director: Modern Service Insurance Company

*12/22/04-Present - Director:
Agricultural Support Association

*12/20/04-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/08/04-Present – Director:
Illinois Agricultural Association

1981-Present – Self - Employed Farm Owner-Operator
17157 Hwy 83 East
Rochelle, IL 61068

*Address:   1701 Towanda Avenue
Bloomington, IL  61702

**Address:         1705 Towanda Avenue
Bloomington, IL  61702

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Michael John Kenyon Director	**12/20/04-Present - Director: COUNTRY Trust Bank *6/21/06-Present – Director: Modern Service Insurance Company

*12/17/01-Present - Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/5/01-Present – Director:
Illinois Agricultural Association

03/69-Present – Self - Employed Farm Owner-Operator
1250 E. Main Street
South Elgin, IL 60177-1712

*Address:   1701 Towanda Avenue
Bloomington, IL  61702
**Address:         1705 Towanda Avenue
Bloomington, IL  61702

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Terry Allen Pope Director
**12/19/05-Present – Director:
COUNTRY Trust Bank

*12/22/06 –12/22/09 – Director:
AgriVisor Services, Inc.

**12/20/06 –Present – Director:
COUNTRY Capital Management Company

*6/21/06-Present – Director:
Modern Service Insurance Company
*12/19/03-Present – Director:

Agricultural Support Association
*12/18/03-Present – Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/10/03-Present – Director:
Illinois Agricultural Association

1973-Present – Self-Employed Farm Owner-Operator
1751 ECR 2300
Burnside, IL 62330

*Address:   1701 Towanda Avenue
Bloomington, IL  61702
**Address:         1705 Towanda Avenue
Bloomington, IL  61702

Name and Position	Substantial Business Activities During Past Two Fiscal Years
J.C. Pool Director
**12/19/05-Present – Director:
COUNTRY Trust Bank

*6/21/06-Present – Director:
Modern Service Insurance Company

*12/19/03-Present – Director:
Agricultural Support Association

*12/18/03-Present – Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/10/03-Present – Director:
Illinois Agricultural Association

1973-Present – Self-Employed Farm Owner-Operator
R.R. #1, Box 164
Broughton, IL 62817

*Address:   1701 Towanda Avenue
Bloomington, IL  61702
**Address:         1705 Towanda Avenue
Bloomington, IL  61702

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Richard David Ochs Director
**12/20/04--Present – Director:
COUNTRY Trust Bank

*6/21/06 –Present – Director:
Modern Service Insurance Company

*12/17/01-Present – Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/5/01-Present – Director:
Illinois Agricultural Association

1976-Present – Self - Employed Farm Owner-Operator
329 N. 1800th Street
West Liberty, IL 62475

*Address:           1701 Towanda Avenue
Bloomington, IL  61702
**Address:         1705 Towanda Avenue
Bloomington, IL  61702

Andrew Thomas Nappi Director	5/1/00-Present – Director: COUNTRY Trust Bank 1705 Towanda Avenue P.O. Box 2020 Bloomington, IL 61702-2020

Name and Position	Substantial Business Activities During Past Two Fiscal Years
James Alfred Andersen Director
**12/18/08-Present-Director:
COUNTRY Trust Bank

*6/21/06-Present-Director:
Modern Service Insurance Company

*12/22/04-Present- Director:
Agricultural Support Association

*12/20/04-Present-Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/08/04-Present-Director:
Illinois Agricultural Association

1975-Present-Self-Employed Farm Owner-Operator:
21229 Grant Brick Road
Thompsonville, IL 62890

*Address:           1701 Towanda Avenue
Bloomington, IL  61702
**Address:         1705 Towanda Avenue
Bloomington, IL  61702

Name and Position	Substantial Business Activities During Past Two Fiscal Years
W. Anderson Director
**12/21/09-Present -- Director of:
COUNTRY Trust Bank

*6/21/06-Present -- Director of:
Modern Service Insurance Company

*12/20/05-Present -- Director of:
Agricultural Support Association

*12/19/05-Present -- Director of:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/06/05-Present -- Director of:
Illinois Agricultural Association

3/85-Present -- Self-Employed Farm Owner-Operator:
17646 Liken Road
Geneseo, IL  61254

*Address:   1701 Towanda Avenue
Bloomington, IL  61702
**Address:         1705 Towanda Avenue
Bloomington, IL  61702

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Scott Halpin Director
**12/21/09-Present -- Director of:
COUNTRY Trust Bank

*6/21/06-Present -- Director of:
Modern Service Insurance Company

*12/20/05-Present -- Director of:
Agricultural Support Association

*12/19/05-Present -- Director of:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/06/05-Present -- Director of:
Illinois Agricultural Association

10/00-Present -- Self-Employed Farm Owner-Operator:
8675 S Halpin Road
Gardner, IL  60424

*Address:   1701 Towanda Avenue
Bloomington, IL  61702
**Address:         1705 Towanda Avenue
Bloomington, IL  61702

Officers:
Name and Position	Substantial Business Activities During Last Two Fiscal Years
John D. Blackburn Chief Executive Officer	See information on “Trustees and Officers of the Funds,” Part B.

Officers:
Name and Position	Substantial Business Activities During Last Two Fiscal Years
Barbara A. Baurer Executive Vice President
**4/20/05-Present – Executive Vice President:
**3/19/03-4/20/05 - Vice President:
COUNTRY Trust Bank

***2/4/05-Present - Vice Chairman:
***1/1/05-Pressent - President:
***1/1/05-Present - Director:
Cotton States Life Insurance Company
Shield Insurance Company
Cotton States Mutual Insurance Company

***2/4/05-12/31/2010 - Vice Chairman:
***1/1/05-12/31/2010 - President:
***1/1/05-12/31/2010 - Director:
CS Marketing Resources, Inc.

*6/21/06-Present – Executive Vice President & Chief Operating
Officer:
Modern Service Insurance Company

*6/27/00-Present-Director:
*2/12/03-Present  – President:
*2/10/04-Present – Vice Chairman:
MSI Preferred Insurance Company

****1/1/00-Present  – Director:
****1/1/03-Present  – President:
****5/6/04-Present – Vice Chairman:
Holyoke Mutual Insurance Company in Salem

*****5/7/04-Present – Chairman:
*****4/26/02-Present – President:
*****5/26/98-Present - Director:
Middlesex Mutual Assurance Company

*9/1/99-Present – Executive Vice President and Chief Operating
Officer:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

*****5/26/98-Present - Director:
Midfield Corporation

*Address:              1701 Towanda Avenue
Bloomington, IL  61702

**Address:    1705 Towanda Avenue
Bloomington, IL  61702

***Address:          13560 Morris Road, Suite 4000
Alpharetta, GA 30004

****Address:        Holyoke Square
 Salem, MA 01970

*****Address:      213 Court Street
 Middletown, CT 06457

Officers:
Name and Position	Substantial Business Activities During Last Two Fiscal Years
David A. Magers Executive Vice President and Chief Financial Officer
**4/18/07-Present - Executive Vice President & Chief Financial Officer:
COUNTRY Trust Bank

***05/10/07-Present-Executive Vice President & Chief Financial
Officer:
***1/1/05-Present - Director:
Cotton States Life Insurance Company
Cotton States Mutual Insurance Company
Shield Insurance Company

***05/10/07-12/31/2010-Executive Vice President & Chief Financial
Officer:
***1/1/05-12/31/2010 - Director:
CS Marketing Resources, Inc.

*5/4/07-Present – Executive Vice President  & Chief Financial Officer:
*12/1/03-Present – Director:
MSI Preferred Insurance Company

*4/18/07-Present – Executive Vice President  & Chief Financial Officer:
Modern Service Insurance Company

*****12/1/03-Present – Vice Chairman & Director:
Midfield Corporation

*****5/4/07-Present – Executive Vice President  & Chief Financial
Officer:
*****12/1/03-Present – Director:
Middlesex Mutual Assurance Company

****5/3/07-Present – Executive Vice President  & Chief Financial
Officer:
****12/1/03-Present – Director:
Holyoke Mutual Insurance Company in Salem

****5/3/07-Present – Executive Vice President  & Chief Financial
Officer:
Holyoke of Salem Insurance Agency, Inc.

*4/18/07-Present – Executive Vice President & Chief Financial Officer:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

**4/18/07-Present – Executive Vice President:
COUNTRY Capital Management Company

*Address:              1701 Towanda Avenue
Bloomington, IL  61702

**Address:            1705 Towanda Avenue
Bloomington, IL  61702

***Address:          13560 Morris Road, Suite 4000
Alpharetta, GA 30004

****Address:         Holyoke Square
Salem, MA 01970

*****Address:      213 Court Street
Middletown, CT 06457

Officers:
Name and Position	Substantial Business Activities During Last Two Fiscal Years
Doyle J. Williams Executive Vice President and Chief Marketing Officer
**4/18/07 – Executive Vice President and Chief Marketing
Officer:
COUNTRY Trust Bank

***05/10/07-Present-Executive Vice President & Chief
Marketing Officer:
1/1/05-Present - Director:
Cotton States Mutual Insurance Company

***05/10/07-Present- Executive Vice President & Chief
Marketing Officer:
Cotton States Life Insurance Company
Shield Insurance Company

***05/10/07-12/31/2010- Executive Vice President & Chief
Marketing Officer:
CS Marketing Resources, Inc.

*4/18/07 – Executive Vice President and Chief Marketing Officer:
Modern Service Insurance Company

*02/01/07-Present-Director:
MSI Preferred Insurance Company

**10/18/06-Present – Chief Executive Officer & Chief Marketing
Officer:
COUNTRY Capital Management Company

*****5/2/08-Present- Executive Vice President:
*****8/3/01-Present – Director:
Middlesex Mutual Assurance Company
Midfield Corporation

*4/18/07 – Executive Vice President and Chief Marketing Officer:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

****5/2/08-Present – Executive Vice President:
****8/1/01-Present – Director:
Holyoke Mutual Insurance Company in Salem

1/25/07 – January 2011 – Director:
RiverGlass, Inc.

*Address:              1701 Towanda Avenue
Bloomington, IL  61702

**Address:            1705 Towanda Avenue
Bloomington, IL  61702

***Address:           13560 Morris Road, Suite 4000
 Alpharetta, GA 30004

****Address:         Holyoke Square
  Salem, MA 01970

*****Address:       213 Court Street
Middletown, CT 06457

Officers:
Name and Position	Substantial Business Activities During Last Two Fiscal Years
Steven R. Denault Senior Vice President Human Resources & Corporate Communications
***04/27/10-12/31/2010 – Senior Vice President, Human Resources & Corporate
Communications:
***05/10/07-04/27/10 – Vice President Human Resources:
CS Marketing Resources, Inc.

***04/27/10-Present – Senior Vice President, Human Resources & Corporate
Communications:
***04/25/06-04/27/10 – Vice President, Human Resources:
Cotton States Life Insurance Company

***04/27/10-Present – Senior Vice President, Human Resources & Corporate
Communications:
***02/23/10-Present – HIPAA Privacy Officer - Employee Benefits:
***04/25/06-04/27/10 – Vice President, Human Resources:
Cotton States Mutual Insurance Company

***04/27/10-Present – Senior Vice President, Human Resources & Corporate
Communications:
***05/10/07-04/27/10 – Vice President Human Resources:
Shield Insurance Company

****8/26/10-Present – Senior Vice President, Director & Member of Governance
Committee:
Holyoke Mutual Insurance Company in Salem

*****8/26/10-Present – Senior Vice President, Director & Member of Governance
Committee:
Middlesex Mutual Assurance Company

*8/26/10-Present – Senior Vice President, Director & Member of Governance
Committee:
MSI Preferred Insurance Company

**06/23/10-Present – Senior Vice President, Human Resources & Corporate
Communications:
COUNTRY Capital Management Company

*12/20/07-Present – Committee Member:
IAA Employee Services Coordinating Committee

**04/21/10-Present – Senior Vice President, Human Resources & Corporate
Communications:
**04/18/07-04/20/10 – Vice President, Human Resources:
COUNTRY Trust Bank

*04/21/10-Present – Senior Vice President, Human Resources & Corporate
Communications:
*04/18/07-04/21/10 – Vice President - Human Resources:
Modern Service Insurance Company

*04/21/10-Present – Senior Vice President, Human Resources & Corporate
Communications:
*08/01/05-04/21/10 – Vice President - Human Resources:
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

*04/21/10-Present – Senior Vice President, Human Resources & Corporate
Communications:
*11/18/09-Present – HIPAA Privacy Officer - Human Resources:
*08/01/05-04/21/10 – Vice President - Human Resources:
CC Services, Inc.

*Address:              1701 Towanda Avenue
Bloomington, IL  61702

**Address:            1705 Towanda Avenue
Bloomington, IL  61702

***Address:          13560 Morris Road, Suite 4000
Alpharetta, GA 30004

****Address:        Holyoke Square
Salem, MA 01970

*****Address:      213 Court Street
Middletown, CT 06457

Officers:
Name and Position	Substantial Business Activities During Last Two Fiscal Years
Alan T. Reiss Senior Vice President Service Operations
**4/20/05-Present - Senior Vice President, Service
Operations:
COUNTRY Trust Bank

****5/5/05-Present – Senior Vice President, Service
Operations:
Holyoke Mutual Insurance Company in Salem

***04/25/06-Present-Senior Vice President, Service
Operations:
Cotton States Life Insurance Company
Cotton States Mutual Insurance Company
Shield Insurance Company

***04/25/06-12/31/2010-Senior Vice President, Service
Operations:
CS Marketing Resources, Inc.

*****5/7/04-Present – Senior Vice President, Service
Operations:
Middlesex Mutual Assurance Company

*4/21/04-Present – Senior Vice President, Service Operations:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

*2/8/05-Present – Senior Vice President, Service Operations:
MSI Preferred Insurance Company

*2/8/05-Present – Senior Vice President, Service Operations:
Modern Service Insurance Company

*Address:              1701 Towanda Avenue
Bloomington, IL  61702

**Address:            1705 Towanda Avenue
Bloomington, IL  61702

***Address:          13560 Morris Road, Suite 4000
Alpharetta, GA 30004

****Address:        Holyoke Square
 Salem, MA 01970

*****Address:      213 Court Street
 Middletown, CT 06457

James M. Jacobs General Counsel, Secretary and Chief Legal Officer	See information on “Trustees and Officers of the Funds,” Part B.
Alan K. Dodds Treasurer	See information on “Trustees and Officers of the Funds,” Part B.
Scott S. Hancock Director – Retirement & Investment Services and Trust Officer	1/06-Present – Director, Retirement & Investment Services & Trust Officer: COUNTRY Trust Bank 1705 Towanda Avenue Bloomington, IL 61702-2020
Martin L. Angel Director – Business Retirement Services and Trust Officer	See information on “Trustees and Officers of the Funds,” Part B.

Officer
Name and Position	Substantial Business Activities During Last Two Fiscal Years
Bruce D. Finks Vice President-Investments	See information on “Trustees and Officers of the Funds,” Part B.
Barbara L. Mosson Chief Compliance Officer	See information on “Trustees and Officers of the Funds,” Part B.
Peter J. Borowski Vice President and Controller	See information on “Trustees and Officers of the Funds,” Part B.
Derek C. Vogler Vice President-Investments	5/05-Present - Vice President-Investments & Trust Officer: 10/95-5/05 – Investment Analyst, Portfolio Manager: COUNTRY Trust Bank 1705 Towanda Avenue Bloomington, IL 61702-2020

Item 32.	Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter for the Funds, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Funds	LoCorr Investment Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Funds, Inc.	Managed Portfolio Series
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Buffalo Funds	Monetta Fund, Inc.
Country Mutual Funds Trust	Monetta Trust
Cushing MLP Funds Trust	Nicholas Family of Funds, Inc.
DoubleLine Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
Evermore Funds Trust	Perritt Microcap Opportunities Fund, Inc.
First American Funds, Inc.	PineBridge Mutual Funds
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Professionally Managed Portfolios
Fort Pitt Capital Funds	Prospector Funds, Inc.
Glenmede Fund, Inc.	Purisima Funds
Glenmede Portfolios	Quaker Investment Trust
Greenspring Fund, Inc.	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	RBC Funds Trust
Harding Loevner Funds, Inc.	SCS Financial Funds
Hennessy Funds Trust	Thompson Plumb Funds, Inc.
Hennessy Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Mutual Funds, Inc.	Trust for Professional Managers
Hennessy SPARX Funds Trust	USA Mutuals Funds
Hotchkis and Wiley Funds	Wall Street Fund
Intrepid Capital Management Funds Trust	Wexford Trust
IronBridge Funds, Inc.	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

Item 33.	Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s fund accountant, administrator and transfer agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s custodian	COUNTRY Trust Bank 1705 Towanda Avenue Bloomington, Illinois 61701
Registrant’s investment advisor	COUNTRY Fund Management, a department of COUNTRY Trust Bank 1705 Towanda Avenue Bloomington, Illinois 61701

The Certificate of Trust and Declaration of Trust of Registrant are maintained in safekeeping by Alan K. Dodds, Treasurer, 1701 Towanda Avenue, Bloomington, Illinois 61701.

The Bylaws of Registrant and minute books of stockholders, directors and directors' committee meetings are maintained by James M. Jacobs, Secretary, 1701 Towanda Avenue, Bloomington, Illinois 61701.

Item 34.               Management Services.

    Not Applicable.

Item 35.               Undertakings.

    The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bloomington and the State of Illinois on October 28, 2011.

COUNTRY MUTUAL FUNDS TRUST
By: /s/ Philip T. Nelson
Name: Philip T. Nelson
Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 32 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Philip T. Nelson	President (Principal Executive Officer) & Trustee	October 28, 2011
Philip T. Nelson
/s/ Alan K. Dodds	Treasurer (Principal Financial & Accounting Officer)	October 28, 2011
Alan K. Dodds

William G. Beeler*	Trustee	October 28, 2011
William G. Beeler

Charles M. Cawley*	Trustee	October 28, 2011
Charles M. Cawley

Roger D. Grace*	Trustee	October 28, 2011
Roger D. Grace

Darrel L. Oehler*	Trustee	October 28, 2011
Darrel L. Oehler

Teresa M. Palmer*	Trustee	October 28, 2011
Teresa M. Palmer

Carson H. Varner, Jr.*	Trustee	October 28, 2011
Carson H. Varner, Jr.

Robert W. Weldon*	Trustee	October 28, 2011
Robert W. Weldon

*By: /s/ James M. Jacobs		October 28, 2011
James M. Jacobs
Attorney-in-Fact pursuant to Powers of Attorney previously filed on April 29, 2011 and incorporated herein by reference and Power of Attorney filed herewith.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(j)	Consent of Independent Registered Public Accounting Firm

(q)(2)	Power of Attorney for Teresa M. Palmer